        As filed with the Securities and Exchange Commission on November 5, 2003
                                                Securities Act File No. 33-23512
                                        Investment Company Act File No. 811-5629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           [X]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 57                       [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940       [X]

                              Amendment No. 57                               [X]
                        (Check appropriate box or boxes)

                               ING INVESTORS TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

           Theresa K. Kelety                            With copies to:
                  ING                               Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                          Dechert
          Scottsdale, AZ 85258                        1775 I Street, N.W.
(Name and Address of Agent for Service)              Washington, DC 20006

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)   [ ] on November 5, 2003 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)   [ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)   [ ] on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

===============================================================================

ING INVESTORS TRUST

(FORMERLY, THE GCG TRUST)


PROSPECTUS
NOVEMBER 5, 2003
SERVICE CLASS

ING PIMCO HIGH YIELD PORTFOLIO

ING STOCK INDEX PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.



THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS


                                               PAGE
INTRODUCTION.................................     2
  ING Investors Trust........................     2
  Investment Adviser.........................     2
  Portfolios and Portfolio Managers..........     2
  Class of Shares............................     2
  Investing through your Variable Contract or
    Qualified Plan...........................     2
  Why Reading this Prospectus is Important...     2
DESCRIPTION OF THE PORTFOLIOS................     3
  ING Pimco High Yield Portfolio.............     3
  ING Stock Index Portfolio..................     5
PORTFOLIO FEES AND EXPENSES..................     6
SUMMARY OF PRINCIPAL RISKS...................     7
MORE INFORMATION.............................     9
  Percentage and Rating Limitation...........     9
  A Word about Portfolio Diversity...........    10
  Additional Information about the
    Portfolios...............................    10
  Non-Fundamental Investment Policies........    10
  Temporary Defensive Positions..............    10
  Independent Auditors.......................    10
  Administrative Services....................    10
  Portfolio Distribution.....................    11
  Classes of Shares..........................    11
  Service Fees...............................    11
  Interests of Holders of Variable Insurance
    Contracts and Qualified Retirement
    Plans....................................    11
OVERALL MANAGEMENT OF THE TRUST..............    12
  The Adviser................................    12
  Management Fee.............................    12
SHARE PRICE..................................    12
TAXES AND DISTRIBUTIONS......................    13
FINANCIAL HIGHLIGHTS.........................    13
TO OBTAIN MORE INFORMATION...................  Back
ING INVESTORS TRUST TRUSTEES.................  Back

                                  INTRODUCTION

ING INVESTORS TRUST

ING Investors Trust (the "Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only two of these portfolios (each a "Portfolio" and collectively, the "Portfolios") are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER


Directed Services, Inc. ("DSI") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to in this Prospectus as a "Portfolio Manager". DSI is a wholly owned, indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC ("PIMCO")
ING Stock Index Portfolio - Aeltus Investment Management, Inc. ("ING Aeltus")

CLASS OF SHARES


Pursuant to a multiple class plan (the "Plan"), ING PIMCO High Yield Portfolio offers two classes of shares and ING Stock Index offers three classes of shares. This Prospectus relates only to the Service Class ("Class S") shares of the Portfolios. For more information about Class S shares, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain of the Portfolios' investment advisers and their affiliates.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                         DESCRIPTION OF THE PORTFOLIOS

ING PIMCO HIGH YIELD PORTFOLIO

PORTFOLIO MANAGER

PIMCO

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with preservation of capital and prudent investment management

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B- by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may invest up to 25% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the

Portfolio from achieving its stated investment objective. The strategies employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:



                                  Credit Risk


                                 Currency Risk


                                Derivatives Risk


                             Emerging Markets Risk


                             Equity Securities Risk


                            Foreign Investment Risk


                              High Yield Bond Risk


                               Interest Rate Risk


                                Leveraging Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk


                                 Mortgage Risk


                            Portfolio Turnover Risk


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance information is not provided.


MORE ON THE PORTFOLIO MANAGER


PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2003, PIMCO had approximately $356.57 billion in assets under management.



PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.



A portfolio management team led by Raymond G. Kennedy, Managing Director, PIMCO, manages the ING PIMCO High Yield Portfolio. Mr. Kennedy is a portfolio manager and a senior member of PIMCO's investment strategy group, and joined PIMCO as a credit analyst in 1996. The portfolio management team develops and implements investment strategies for the Portfolio.

ING STOCK INDEX PORTFOLIO

PORTFOLIO MANAGER

ING Aeltus

INVESTMENT OBJECTIVE

Seeks total return

INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500 Index, which is dominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500 Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.



Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500 Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500 Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500 Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500 Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the Index. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.



The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline and which could prevent the Portfolio from achieving its stated investment objective. The strategies employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:



                                Derivatives Risk

                              Index Strategy Risk

                             Equity Securities Risk


                            Market and Company Risk


                            Portfolio Turnover Risk


                            Securities Lending Risk


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE



The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER


Founded in 1972, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut Corporation is a registered investment adviser, located at 10 State House Square, Hartford, Connecticut 06104-3602. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. As of September 30, 2003, ING Aeltus managed approximately $49.89 billion in assets.


The following person at ING Aeltus is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                   POSITION AND RECENT BUSINESS EXPERIENCE
----                                   ---------------------------------------
Rosalie Jing, CFA                      Ms. Jing is a Portfolio Manager at ING Aeltus. She joined
                                       ING Aeltus in 1989 and has worked in a number of portfolio management roles. Ms. Jing is a Chartered Financial Analyst.

                          PORTFOLIO FEES AND EXPENSES

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are estimated since the Portfolios had not commenced operations as of the date of this Prospectus. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your Variable Contract.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT)  Not Applicable.



                                 CLASS S SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                            DISTRIBUTION                                      TOTAL      FEE WAIVER/    NET TOTAL
                               MANAGEMENT     (12B-1)      SHAREHOLDER         OTHER        OPERATING      EXPENSE      OPERATING
                                  FEE           FEE        SERVICES FEE   EXPENSES(2),(3)   EXPENSES    REIMBURSEMENT   EXPENSES
  ING PIMCO High Yield
   Portfolio                     0.49%         0.00%          0.25%            0.01%          0.75%         0.00%         0.75%
  ING Stock Index Portfolio      0.27%         0.00%          0.25%            0.01%          0.53%         0.00%         0.53%


(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholders Services Agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) "Other Expenses" for ING PIMCO High Yield Portfolio and ING Stock Index Portfolio are estimated because they had not commenced operations as of December 31, 2002.


EXAMPLE. This Example is intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. The example does not reflect the expenses of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
  ING PIMCO High Yield Portfolio                                 $77      $240      $417      $  930
  ING Stock Index Portfolio                                      $54      $170      $296      $  665


                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENTS IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS". THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED UNDER "DESCRIPTION OF THE PORTFOLIOS" AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security the Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. ING PIMCO High Yield Portfolio ("PIMCO High Yield") may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies. These investments are subject to the risk that currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.


DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use currency hedging techniques, including forward foreign currency exchange contracts, to attempt to hedge exchange rate risk, to gain exposure to a particular currency or to shift exposure to foreign currency fluctuations from one currency to another. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterpart's ability to perform, and any deterioration in the counterpart's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of governmental monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.


INDEX STRATEGY RISK. The Portfolio Manager of ING Stock Index Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between ING Stock Index Portfolio and the S&P 500 Index's performance may be affected by the Portfolio's expenses and the timing of purchases and redemptions of the Portfolio's shares.


INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk are subject to liquidity risk.

MANAGER RISK. The Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and the Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MORTGAGE RISK. Mortgage-related securities are subject to certain risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, when PIMCO High Yield holds mortgage-related securities, the Portfolio may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.



PORTFOLIO TURNOVER RISK. Changes to the investment of the Portfolio may be made regardless of the length of time particular investments have been held. Each Portfolio anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of each Portfolio will vary from year to year, as well as within a year.



SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.


                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus is diversified as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website: http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES


The Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolios in securities that are consistent with each Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the manager.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI, including acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class (Class A) and Service Class (Class S). ING Stock Index Portfolio also offers Institutional Class (Class I) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

The Portfolios are available to serve as investment options offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

                        OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of September 30, 2003, DSI managed approximately $12.02 billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.



DSI, subject to the supervision of the Board of Trustees of the Trust (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the portfolio managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for both Portfolios.


MANAGEMENT FEE


The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of both Portfolios and other series of the Trust). DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.


The following table shows the aggregate annual management fee to be paid by each Portfolio as a percentage of that Portfolio's average daily net assets:



                                                                       MANAGEMENT FEE
         PORTFOLIO                                         (AS A PERCENTAGE OF AVERAGE NET ASSETS)
         ING PIMCO High-Yield Portfolio                                     0.49%
         ING Stock Index Portfolio                                          0.27%



                                  SHARE PRICE


The net asset value (NAV) per share for Class S of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share is calculated by taking the value of the Portfolio's assets attributable to Class S, subtracting the Portfolio's liabilities attributable to Class S, and dividing by the number of shares of Class S that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                            TAXES AND DISTRIBUTIONS

Each Portfolio offered in this Prospectus distributes its net investment income, if any, on its outstanding shares annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS

Because the ING PIMCO High Yield Portfolio and the ING Stock Index Portfolio had not commenced operations as of the date of this Prospectus, audited financial highlights are not available.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated November 5, 2003, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments will be available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.


To obtain a free copy of these documents or to make inquiries about the portfolios, please write the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty
J. Michael Earley
R. Barbara Gitenstein
Walter H. May
Thomas J. McInerney
Jock Patton
David W.C. Putnam
Blaine E. Rieke
John G. Turner
Roger B. Vincent
Richard A. Wedemeyer

[ING LOGO]

11/05/03                                                   SEC File No. 811-5629

ING INVESTORS TRUST

(FORMERLY, THE GCG TRUST)


PROSPECTUS
NOVEMBER 5, 2003
ADVISER CLASS

   ING PIMCO HIGH YIELD PORTFOLIO

   ING STOCK INDEX PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.



THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS


                                               PAGE
INTRODUCTION.................................     2
  ING Investors Trust........................     2
  Investment Adviser.........................     2
  Portfolios and Portfolio Managers..........     2
  Class of Shares............................     2
  Investing through your Variable Contract or
    Qualified Plan...........................     2
  Why Reading this Prospectus is Important...     2
DESCRIPTION OF THE PORTFOLIOS................     3
  ING Pimco High Yield Portfolio.............     3
  ING Stock Index Portfolio..................     5
PORTFOLIO FEES AND EXPENSES..................     6
SUMMARY OF PRINCIPAL RISKS...................     7



                                               PAGE
MORE INFORMATION.............................    10
  Percentage and Rating Limitation...........    10
  A Word about Portfolio Diversity...........    10
  Additional Information about the
    Portfolios...............................    10
  Non-Fundamental Investment Policies........    10
  Temporary Defensive Positions..............    10
  Independent Auditors.......................    11
  Administrative Services....................    11
  Portfolio Distribution.....................    11
  Classes of Shares..........................    11
  Rule 12b-1 Distribution Fees...............    11
  Service Fees...............................    12
  Interests of Holders of Variable Insurance
    Contracts and Qualified Retirement
    Plans....................................    12
OVERALL MANAGEMENT OF THE TRUST..............    13
  The Adviser................................    13
  Management Fee.............................    13
SHARE PRICE..................................    13
TAXES AND DISTRIBUTIONS......................    14
FINANCIAL HIGHLIGHTS.........................    14
TO OBTAIN MORE INFORMATION...................  Back
ING INVESTORS TRUST TRUSTEES.................  Back

                                  INTRODUCTION

ING INVESTORS TRUST

ING Investors Trust (the "Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only two of these portfolios (each, a "Portfolio" and collectively, the "Portfolios") are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER

Directed Services, Inc. ("DSI") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to in this Prospectus as a "Portfolio Manager". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

PORTFOLIOS AND PORTFOLIO MANAGERS

ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC ("PIMCO")
ING Stock Index Portfolio - Aeltus Investment Management, Inc. ("ING Aeltus")

CLASS OF SHARES


Pursuant to a multiple class plan (the "Plan"), ING PIMCO High Yield Portfolio offers two classes of shares and ING Stock Index Portfolio offers three classes of shares. This Prospectus relates only to the Adviser Class ("Class A") shares of the Portfolios. For more information about Class A shares, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain of the Portfolios' investment advisers and their affiliates.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                         DESCRIPTION OF THE PORTFOLIOS

ING PIMCO HIGH YIELD PORTFOLIO

PORTFOLIO MANAGER

PIMCO

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with preservation of capital and prudent investment management

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B- by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in its investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may invest up to 25% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The strategies employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:



                                  Credit Risk


                                 Currency Risk


                                Derivatives Risk


                             Emerging Markets Risk


                             Equity Securities Risk


                            Foreign Investment Risk


                              High Yield Bond Risk


                               Interest Rate Risk


                                Leveraging Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk


                                 Mortgage Risk


                            Portfolio Turnover Risk


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of Prospectus, annual performance information is not provided.


MORE ON THE PORTFOLIO MANAGER


PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2003, PIMCO had approximately $356.57 billion in assets under management.



PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of American L.P. Allianz Aktiengesellschaft ("Alliance AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.



A portfolio management team led by Raymond G. Kennedy, Managing Director, PIMCO, manages the ING PIMCO High Yield Portfolio. Mr. Kennedy is a portfolio manager and a senior member of PIMCO's investment strategy group, and joined PIMCO as a credit analyst in 1996. The portfolio management team develops and implements investment strategies for the Portfolio.

ING STOCK INDEX PORTFOLIO

PORTFOLIO MANAGER

ING Aeltus

INVESTMENT OBJECTIVE

Seeks total return

INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500 Index, which is dominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500 Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.



Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500 Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500 Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500 Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500 Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the Index. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.



The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline and which could prevent the Portfolio from achieving its stated investment objective. The strategies employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:



                                Derivatives Risk


                             Equity Securities Risk

                              Index Strategy Risk

                            Market and Company Risk


                            Portfolio Turnover Risk


                            Securities Lending Risk


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE



The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance information is not provided.


MORE ON THE PORTFOLIO MANAGER


Founded in 1972, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, is a registered investment adviser, located at 10 State House Square, Hartford, Connecticut 06104-3602. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. As of September 30, 2003, ING Aeltus managed approximately $49.89 billion in assets.


The following person at ING Aeltus is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                   POSITION AND RECENT BUSINESS EXPERIENCE
----                                   ---------------------------------------
Rosalie Jing, CFA                      Ms. Jing is a Portfolio Manager at ING Aeltus. She joined
                                       ING Aeltus in 1989 and has worked in a number of portfolio management roles. Ms. Jing is a Chartered Financial Analyst.

                          PORTFOLIO FEES AND EXPENSES

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are estimated since the Portfolios had not commenced operations as of the date of this Prospectus. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your Variable Contract.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT)  Not Applicable.

                                 CLASS A SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            DISTRIBUTION   SHAREHOLDER                       TOTAL
                                               MANAGEMENT     (12B-1)       SERVICES          OTHER        OPERATING
                                                  FEE           FEE            FEE       EXPENSES(2),(3)   EXPENSES
  ING PIMCO High Yield Portfolio                 0.49%         0.25%          0.25%           0.01%          1.00%
  ING Stock Index Portfolio                      0.27%         0.25%          0.25%           0.01%          0.78%

                                                     FEE            TOTAL
                                                WAIVER/EXPENSE    OPERATING
                                               REIMBURSEMENT(4)   EXPENSES
  ING PIMCO High Yield Portfolio                    0.10%           0.90%
  ING Stock Index Portfolio                         0.10%           0.68%


(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets.


(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 distribution plan and Shareholder Services Agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


(3) "Other Expenses" for ING PIMCO High Yield Portfolio and ING Stock Index Portfolio are estimated because they had not commenced operations as of December 31, 2002.


(4) DSI has agreed to waive 0.10% of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2004. There is no guarantee that this waiver will continue after this date.



EXAMPLE. This Example is intended to help you compare the cost of investing in Class A shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class A shares' operating expenses remain the same. The Example does not reflect the expenses of the Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
  ING PIMCO High Yield Portfolio                                 $92      $308      $543      $1,216
  ING Stock Index Portfolio                                      $69      $239      $423      $  957


The example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENTS IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS". THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED UNDER "DESCRIPTION OF THE PORTFOLIOS" AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security the Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. ING PIMCO High Yield Portfolio ("PIMCO High Yield") may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies. These investments are subject to the risk that currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.


DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use currency hedging techniques, including forward foreign currency exchange contracts, to attempt to hedge exchange rate risk, to gain exposure to a particular currency or to shift exposure to foreign currency fluctuations from one currency to another. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterpart's ability to perform, and any deterioration in the counterpart's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.


INDEX STRATEGY RISK. The Portfolio Manager of ING Stock Index Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between ING Stock Index Portfolio and the S&P 500 Index's performance may be affected by the Portfolio's expenses and the timing of purchases and redemptions of the Portfolio's shares.


INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk are subject to liquidity risk.

MANAGER RISK. The Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and the Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MORTGAGE RISK. Mortgage-related securities are subject to certain risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, when PIMCO High Yield holds mortgage-related securities, the Portfolio may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

PORTFOLIO TURNOVER RISK. Changes to the investment of the Portfolio may be made regardless of the length of time particular investments have been held. Each Portfolio anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of each Portfolio will vary from year to year, as well as within a year.



SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.


                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website: http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES


The Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolios in securities that are consistent with each Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the manager.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI, including acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class (Class A) and Service Class (Class S). ING Stock Index Portfolio also offers Institutional Class (Class I) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class A shares are offered by this Prospectus.


RULE 12B-1 DISTRIBUTION FEES


The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Class A shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to

DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Class A shares. The expense waiver will continue through at least December 31, 2004, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c) holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the Portfolios including the performance of the Portfolio's Class A Shares;

(e) training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Portfolios' Class A Shares.

SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class A shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class A shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class A shares.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

The Portfolios are available to serve as investment options offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

                        OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of September 30, 2003, DSI managed approximately $12.02 billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.



DSI, subject to the supervision of the Board of Trustees of the Trust (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a portfolio manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or both Portfolios.


MANAGEMENT FEE


The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of both Portfolios and other series of the Trust). DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.


The following table shows the aggregate annual management fee to be paid by each Portfolio as a percentage of that Portfolio's average daily net assets:



                                                                       MANAGEMENT FEE
         PORTFOLIO                                         (AS A PERCENTAGE OF AVERAGE NET ASSETS)
         ING PIMCO High-Yield Portfolio                                     0.49%
         ING Stock Index Portfolio                                          0.27%


                                  SHARE PRICE

The net asset value (NAV) per share for Class A of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share is calculated by taking the value of the Portfolio's assets attributable to Class A, subtracting the Portfolio's liabilities attributable to Class A, and dividing by the number of shares of Class A that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                            TAXES AND DISTRIBUTIONS

Each Portfolio offered in this Prospectus distributes its net investment income, if any, on its outstanding shares annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS

Because the ING PIMCO High Yield Portfolio and the ING Stock Index Portfolio had not commenced operations as of the date of this Prospectus, audited financial highlights are not available.

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated November 5, 2003, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments will be available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.


To obtain a free copy of these documents or to make inquiries about the portfolios, please write the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty
J. Michael Earley
R. Barbara Gitenstein
Walter H. May
Thomas J. McInerney
Jock Patton
David W.C. Putnam
Blaine E. Rieke
John G. Turner
Roger B. Vincent
Richard A. Wedemeyer

[ING LOGO]

11/05/03                                                   SEC File No. 811-5629

ING INVESTORS TRUST

(FORMERLY, THE GCG TRUST)


PROSPECTUS

NOVEMBER 5, 2003

INSTITUTIONAL CLASS

ING STOCK INDEX PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.



THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS


                                               PAGE
INTRODUCTION.................................     2
  ING Investors Trust........................     2
  Investment Adviser.........................     2
  Portfolio and Portfolio Manager............     2
  Class of Shares............................     2
  Investing through your Variable Contract or
    Qualified Plan...........................     2
  Why Reading this Prospectus is Important...     2
DESCRIPTION OF THE PORTFOLIO.................     3
  ING Stock Index Portfolio..................     3
PORTFOLIO FEES AND EXPENSES..................     4
SUMMARY OF PRINCIPAL RISKS...................     5

MORE INFORMATION.............................     6
  Percentage and Rating Limitation...........     6
  A Word about Portfolio Diversity...........     6
  Additional Information about the
    Portfolio................................     6
  Non-Fundamental Investment Policy..........     6
  Temporary Defensive Positions..............     7
  Independent Auditors.......................     7
  Administrative Services....................     7
  Portfolio Distribution.....................     7
  Classes of Shares..........................     8
  Interests of Holders of Variable Insurance
    Contracts and Qualified Retirement
    Plans....................................     8
OVERALL MANAGEMENT OF THE TRUST..............     8
  The Adviser................................     8
  Management Fee.............................     9
SHARE PRICE..................................     9
TAXES AND DISTRIBUTIONS......................     9
FINANCIAL HIGHLIGHTS.........................    10
TO OBTAIN MORE INFORMATION...................  Back
ING INVESTORS TRUST TRUSTEES.................  Back

                                  INTRODUCTION

ING INVESTORS TRUST


ING Investors Trust (the "Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only ING Stock Index Portfolio (the "Portfolio") is offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI") is the investment adviser of the Portfolio, and the Portfolio has a sub-adviser referred to in this Prospectus as the "Portfolio Manager" or, as defined below, "ING Aeltus". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIO AND PORTFOLIO MANAGER

ING Stock Index Portfolio - Aeltus Investment Management, Inc. ("ING Aeltus")

CLASS OF SHARES


Pursuant to a multiple class plan (the "Plan"), ING Stock Index Portfolio offers three classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares of the Portfolio. For more information about Class I shares, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolio may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain of the Portfolios' investment advisers and their affiliates.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategies and risks of the Portfolio offered in this Prospectus. Reading the Prospectus will help you to decide whether this Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                          DESCRIPTION OF THE PORTFOLIO


ING STOCK INDEX PORTFOLIO

PORTFOLIO MANAGER

ING Aeltus

INVESTMENT OBJECTIVE

Seeks total return

INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500 Index, which is dominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500 Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.



Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500 Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500 Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500 Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500 Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the Index. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.



The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline and which could prevent the Portfolio from achieving its stated investment objective. The strategies employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:



                                Derivatives Risk


                             Equity Securities Risk


                              Index Strategy Risk


                            Market and Company Risk


                            Portfolio Turnover Risk


                            Securities Lending Risk


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance information is not provided.


MORE ON THE PORTFOLIO MANAGER


Founded in 1972, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut Corporation, is a registered investment adviser, located at 10 State House Square, Hartford, Connecticut 06104-3602. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. As of September 30, 2003, ING Aeltus managed approximately $49.89 billion in assets.


The following person at ING Aeltus is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                   POSITION AND RECENT BUSINESS EXPERIENCE
----                                   ---------------------------------------
Rosalie Jing, CFA                      Ms. Jing is a Portfolio Manager at ING Aeltus. She joined
                                       ING Aeltus in 1989 and has worked in a number of portfolio management roles. Ms. Jing is a Chartered Financial Analyst.

                          PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by the Portfolio. These expenses are estimated since the Portfolio had not commenced operations as of the date of this Prospectus. Actual expenses paid by the Portfolio may vary from year to year.



Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT)  Not Applicable.

                                 CLASS I SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                             DISTRIBUTION                       TOTAL
                                                                MANAGEMENT     (12B-1)           OTHER        OPERATING
                                                                   FEE           FEE        EXPENSES(2),(3)   EXPENSES
  ING Stock Index Portfolio                                       0.27%         0.00%            0.01%          0.28%


(1) This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets.



(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolio would also bear any extraordinary expenses.


(3) "Other Expenses" for ING Stock Index Portfolio are estimated because it had not commenced operations as of December 31, 2002.


EXAMPLE This Example is intended to help you compare the cost of investing in Class I shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. The Example does not reflect the expenses of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
  ING Stock Index Portfolio                                      $29       $90      $157       $356


                           SUMMARY OF PRINCIPAL RISKS


THE VALUE OF YOUR INVESTMENTS IN THE PORTFOLIO CHANGES WITH THE VALUES OF THE PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS". THE PRINCIPAL RISKS OF THE PORTFOLIO ARE IDENTIFIED UNDER "DESCRIPTION OF THE PORTFOLIO" AND ARE DESCRIBED IN THIS SECTION. THE PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY THE PORTFOLIO CAN CHANGE OVER TIME.



DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may use currency hedging techniques, including forward foreign currency exchange contracts, to attempt to hedge exchange rate risk, to gain exposure to a particular currency or to shift exposure to foreign currency fluctuations from one currency to another. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterpart's ability to perform, and any deterioration in the counterpart's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.



EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.



INDEX STRATEGY RISK. The Portfolio Manager uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the S&P 500 Index's performance may be affected by the Portfolio's expenses and the timing of purchases and redemptions of the Portfolio's shares.



MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.



PORTFOLIO TURNOVER RISK. Changes to the investment of the Portfolio may be made regardless of the length of time particular investments have been held. Each Portfolio anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of each Portfolio will vary from year to year, as well as within a year.



SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.


                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY


The Portfolio is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).



ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website: http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICY



The Portfolio has adopted a non-fundamental investment policy to invest its assets in securities that are consistent with the Portfolio's name. For more information about this policy, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


The Portfolio Manager may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under its principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.


INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolio. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, the Portfolio Manager, and the insurance company or companies to which the Portfolio offers its shares. DSI also ensures that the Portfolio operates in compliance with applicable legal requirements and monitors the Portfolio Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.



The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Manager its portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the manager.



DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolio with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI, including acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Portfolio Manager, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring the Portfolio Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.


PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES



The Portfolio's shares are classified into Adviser Class (Class A), Service Class (Class S), and Institutional Class (Class I) shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, contingent deferred sales charges, servicing fees or Rule 12b-1 distribution fees.



INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS



The Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.


                        OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of September 30, 2003, DSI managed approximately $12.02 billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.



DSI, subject to the supervision of the Board of Trustees of the Trust (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. DSI delegates to ING Aeltus the responsibility for investment management of the Portfolio, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Manager. From time to time, DSI may recommend the appointment of additional or replacement Portfolio Manager to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager, as well as change the terms of a contract with a non-affiliated Portfolio Manager, without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the portfolio manager. In this event, the name of the Portfolio and its investment strategies may also change.



DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio's assets and the purchase and sale of its portfolio securities.

MANAGEMENT FEE



The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of the Portfolio. DSI pays ING Aeltus a portfolio management fee for its services on a monthly basis.



The following table shows the aggregate annual management fee to be paid by the Portfolio as a percentage of the Portfolio's average daily net assets:


                                                                       MANAGEMENT FEE
         PORTFOLIO                                         (AS A PERCENTAGE OF AVERAGE NET ASSETS)
         ING Stock Index Portfolio                                          0.27%




                                  SHARE PRICE


The net asset value (NAV) per share for Class I of the Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share is calculated by taking the value of the Portfolio's assets attributable to Class I, subtracting the Portfolio's liabilities attributable to Class I, and dividing by the number of shares of Class I that are outstanding.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


                            TAXES AND DISTRIBUTIONS


The Portfolio distributes its net investment income, if any, on its outstanding shares annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by the Portfolio will reduce the per share net asset value by the per share amount paid.



The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.



The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


                              FINANCIAL HIGHLIGHTS


Because ING Stock Index Portfolio had not commenced operations as of the date of this Prospectus, audited financial highlights are not available.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated November 5, 2003, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.



Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


To obtain a free copy of these documents or to make inquiries about the portfolios, please write the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty
J. Michael Earley
R. Barbara Gitenstein
Walter H. May
Thomas J. McInerney
Jock Patton
David W.C. Putnam
Blaine E. Rieke
John G. Turner
Roger B. Vincent
Richard A. Wedemeyer

[ING LOGO]

11/05/03                                                   SEC File No. 811-5629

                               ING INVESTORS TRUST


                            (FORMERLY, THE GCG TRUST)


                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 5, 2003

                                  ADVISER CLASS
                               INSTITUTIONAL CLASS

                                  SERVICE CLASS

                         ING PIMCO HIGH YIELD PORTFOLIO
                            ING STOCK INDEX PORTFOLIO


      This Statement of Additional Information ("SAI") pertains to the Portfolios listed above, each of which is a separate series of ING Investors Trust (the "Trust"). A Prospectus for the Portfolios that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, ING Funds Distributor, LLC. This SAI is not a prospectus. It should be read in conjunction with the prospectuses dated November 5, 2003 (the "Prospectuses"). This SAI is incorporated by reference in its entirety into the Prospectuses.


      The information in this SAI expands on information contained in the Prospectuses. The Prospectuses can be obtained without charge by contacting the Trust at the phone number or address below.

                               ING INVESTORS TRUST
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                  800-366-0066

INTRODUCTION...................................................................1
HISTORY........................................................................1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES............................1
  FIXED INCOME INVESTMENTS.....................................................1
  U.S. Government Securities...................................................1
  Custodial Receipts and Trust Certificates....................................2
  Corporate Debt Securities....................................................2
  High Yield Bonds.............................................................3
  Participation on Creditors Committees........................................4
  Brady Bonds..................................................................4
  Commercial Paper.............................................................4
  Sovereign Debt...............................................................5
  Mortgage-Backed Securities...................................................6
  Stripped Mortgage-Backed Securities..........................................6
  Collateralized Mortgage Obligations (CMOs)...................................7
  Agency Mortgage Securities...................................................7
  GNMA Certificates............................................................7
  FNMA and FHLMC Mortgage-Backed Obligations...................................8
  Privately-Issued Mortgage-Backed Securities..................................9
  Asset-Backed Securities......................................................9
  Subordinated Mortgage Securities............................................10
  Loan Participations.........................................................12
  Delayed Funding Loans and Revolving Credit Facilities.......................13
  Zero-Coupon and Pay-in-Kind Bonds...........................................13
  Eurodollar and Yankee Dollar Instruments....................................14
  Inflation-Indexed Bonds.....................................................14
  Event-Linked Bonds..........................................................14
  EQUITY INVESTMENTS..........................................................14
  Common Stock and Other Equity Securities....................................14
  Preferred Stock.............................................................15
  Convertible Securities......................................................15
  Warrants....................................................................15
  Eurodollar Convertible Securities...........................................16
  DERIVATIVES.................................................................16
  Futures Contracts and Options on Futures Contracts..........................16
    General Description of Futures Contracts..................................16
    Interest Rate Futures Contracts...........................................17
    Options on Futures Contracts..............................................17
    Stock Index Futures Contracts.............................................17
    Limitations...............................................................19
  Options on Securities and Securities Indexes................................19
  Purchasing Options on Securities............................................19
    Risks of Options Transactions.............................................20
    Writing Covered Call and Secured Put Options..............................20
    Options on Securities Indexes.............................................21
    Over-the-Counter Options..................................................21
    General...................................................................22
  Risks Associated With Futures and Futures Options...........................22
  Swaps.......................................................................23
    Credit Default Swaps......................................................23

  Variable and Floating Rate Securities.......................................24
  Structured Securities.......................................................24
  Indexed Securities..........................................................24
  Hybrid Instruments..........................................................25
  Dollar Roll Transactions....................................................26
  When-Issued, Delayed Delivery and Forward Commitment Transactions...........26
  FOREIGN INVESTMENTS.........................................................27
  Foreign Securities..........................................................27
  Debt Securities Issued or Guaranteed by Supranational Organizations.........28
  Depositary Receipts.........................................................28
  Foreign Currency Transactions...............................................29
    Forward Currency Contracts................................................29
  Options on Foreign Currencies...............................................30
  Currency Management.........................................................31
  Exchange Rate-Related Securities............................................31
  OTHER INVESTMENT PRACTICES AND RISKS........................................32
  Repurchase Agreements.......................................................32
  Other Investment Companies..................................................32
    Exchange Traded Funds ("ETFs")............................................33
  Short Sales.................................................................33
  Short Sales Against the Box.................................................33
  Illiquid Securities.........................................................33
  Restricted Securities.......................................................33
  Borrowing...................................................................34
  Lending Portfolio Securities................................................34
  Strategic Transactions......................................................35
  Foreign Currency Warrants...................................................35
  Principal Exchange Rate Linked Securities...................................36
  Performance Indexed Paper...................................................36
  Temporary Defensive Investments.............................................36
INVESTMENT RESTRICTIONS.......................................................37
  FUNDAMENTAL INVESTMENT RESTRICTIONS.........................................37
    For the ING PIMCO High Yield Portfolio:...................................37
    For the ING Stock Index Portfolio:........................................38
  NON-FUNDAMENTAL INVESTMENT POLICIES.........................................38
MANAGEMENT OF THE TRUST.......................................................39
  Share Ownership Policy......................................................47
Trustees' Portfolio Equity Ownership Positions................................47
  Board Committees............................................................48
    Valuation and Proxy Voting Committee......................................48
    Audit Committee...........................................................48
    Investment Review Committees..............................................48
  Frequency of Board Meetings.................................................49
  Compensation of Trustees....................................................49
  Ownership of Shares.........................................................51
  Control Persons and Principal Shareholders..................................51
  The Management Agreement....................................................51
  Portfolio Managers..........................................................54
  Distribution of Trust Shares................................................54
    Distribution Plan.........................................................55

  Shareholder Servicing Agreement.............................................56
  Code of Ethics..............................................................56
  Proxy Voting Procedures.....................................................57
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................57
  Investment Decisions........................................................57
  Brokerage and Research Services.............................................57
  Portfolio Turnover..........................................................60
NET ASSET VALUE...............................................................60
PERFORMANCE INFORMATION.......................................................62
TAXES.........................................................................63
OTHER INFORMATION.............................................................65
  Capitalization..............................................................65
  Voting Rights...............................................................66
  Purchase of Shares..........................................................66
  Redemption of Shares........................................................66
  Exchanges...................................................................67
  Custodian...................................................................67
  Independent Auditors........................................................67
  Legal Counsel...............................................................67
  Registration Statement......................................................67
  Financial Statements........................................................68
APPENDIX A: DESCRIPTION OF BOND RATINGS.......................................69
APPENDIX B: PROXY VOTING PROCEDURES...........................................72


                                  INTRODUCTION


      This Statement of Additional Information is designed to elaborate upon information contained in the Prospectuses for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated in this SAI. Unless otherwise noted, a portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager (the "Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objective and policies of that Portfolio. Net assets are assets in each portfolio, minus any liabilities. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.


                                     HISTORY


      The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains only to ING PIMCO High Yield Portfolio and ING Stock Index Portfolio (individually, a "Portfolio," and together, the "Portfolios").

      On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Effective May 1, 2003, the name of the Trust changed to ING Investors Trust.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

      U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

      Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

      The Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

      ING PIMCO High Yield Portfolio ("ING PIMCO High Yield") may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

      ING PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal

Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

      The custodial receipts in which the Portfolio may invest may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The custodial receipts may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

      Although under the terms of a custodial receipt the Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

CORPORATE DEBT SECURITIES

      Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.


      New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


      Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.

HIGH YIELD BONDS

      "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

      Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

      High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

      The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

      There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES


      ING PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Portfolio Manager believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.


BRADY BONDS

      "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the

Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

      Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

COMMERCIAL PAPER

      Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

      Both Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

      Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

SOVEREIGN DEBT

      PIMCO High Yield may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolio may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

      Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

      Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

      The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

MORTGAGE-BACKED SECURITIES

      PIMCO High Yield may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

      Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES

      Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

STRIPPED MORTGAGE-BACKED SECURITIES

      Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

      The Portfolios may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES

      The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES

      Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

      Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

      FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

      Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

      These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

ASSET-BACKED SECURITIES

      Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

      Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

      Asset-backed securities include Certificates for Automobile Receivables
(SM) ("CARS (SM)"). CARS (SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS (SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS (SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

COLLATERALIZED DEBT OBLIGATIONS

      ING PIMCO High Yield may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

      For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

      The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

SUBORDINATED MORTGAGE SECURITIES

      Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which a Portfolio may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

      The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

      In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

      Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

      Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

      A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

      A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

      A Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

      Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

      A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

      The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

      Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

      The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

LOAN PARTICIPATIONS

      The Portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.


      When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.


      Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

      Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

      The Portfolios may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAY-IN-KIND BONDS

      Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

      The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

      The Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

      Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

      "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

      Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

      The Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

      Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

      A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

      The Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

      The Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

      Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

      Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

      The Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

      The Portfolio's transactions in derivative instruments may include:

      - the purchase and writing of options on securities (including index options) and options on foreign currencies;

      - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

      - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

      The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

      The Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

   GENERAL DESCRIPTION OF FUTURES CONTRACTS

   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

   INTEREST RATE FUTURES CONTRACTS

   An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

      A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

      A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

   OPTIONS ON FUTURES CONTRACTS

      A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

      A Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

   STOCK INDEX FUTURES CONTRACTS

      A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

      To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

(1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

            (a)   forego possible price appreciation,

            (b) create a situation in which the securities would be difficult to repurchase, or

            (c)   create substantial brokerage commissions;

(2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)   to close out stock index futures purchase transactions.

      Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

      (1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

      (2)   to close out stock index futures sales transactions.

      As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

      If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

      A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

      A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

      LIMITATIONS


      When purchasing a futures contract, a Portfolio must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.


      When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.


      Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the Commodity Futures Trading Commission ("CFTC") on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

OPTIONS ON SECURITIES AND SECURITIES INDEXES


      PURCHASING OPTIONS ON SECURITIES


            An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

      The Portfolios may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

      The Portfolios may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

   RISKS OF OPTIONS TRANSACTIONS

      The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

      Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

   WRITING COVERED CALL AND SECURED PUT OPTIONS

   In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

      In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.


      The Portfolios may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.


   OPTIONS ON SECURITIES INDEXES

   The Portfolios may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

   OVER-THE-COUNTER OPTIONS

   The Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

      The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

      GENERAL

      The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      The Portfolios may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

      There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

      The Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

      The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

      Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

      The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

      The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

      For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (i.e., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


   CREDIT DEFAULT SWAPS



      A Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.



      A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph, This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.


VARIABLE AND FLOATING RATE SECURITIES

      Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

      Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

STRUCTURED SECURITIES

      Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

      Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

      The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

      Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

      Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

      The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

      Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

      Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

      Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

      The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, both Portfolios will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

      The Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

      A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS


      Both of the Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.


FOREIGN INVESTMENTS

FOREIGN SECURITIES

      ING PIMCO High Yield may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

      Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

      Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

      There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

      Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

      Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

      ING PIMCO High Yield may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

      ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

      EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

      The Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

      FORWARD CURRENCY CONTRACTS.

      The Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

      The Portfolios will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

      The Portfolios may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

      Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

      Neither of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

      It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

      If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.

The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

      A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

      The Portfolios may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.

      In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

      The Portfolios uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

      As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT

      A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES

      The Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

      Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

      The Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

      The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

      A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

      A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

      A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

OTHER INVESTMENT COMPANIES

      Both of the Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC and except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. The Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. The International may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

   EXCHANGE TRADED FUNDS ("ETFS")

   ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

SHORT SALES

      A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely.

      The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A

Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

      A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES

      Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board of Trustees.

RESTRICTED SECURITIES

      The Portfolios may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

      Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A

Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


      Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.


LENDING PORTFOLIO SECURITIES

      For the purpose of realizing additional income, The Portfolios may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

STRATEGIC TRANSACTIONS

      Subject to the investment limitations and restrictions for both of the Portfolios as stated elsewhere in this SAI, the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

FOREIGN CURRENCY WARRANTS


      Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).



      Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.



PRINCIPAL EXCHANGE RATE LINKED SECURITIES



      Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.


PERFORMANCE INDEXED PAPER

      Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

TEMPORARY DEFENSIVE INVESTMENTS


      For temporary and defensive purposes, the Portfolios may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. The ING PIMCO High Yield Portfolio may hold an unlimited amount of such investments consistent with its objectives. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.


      Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.


                             INVESTMENT RESTRICTIONS


FUNDAMENTAL INVESTMENT RESTRICTIONS

      The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

FOR THE ING PIMCO HIGH YIELD PORTFOLIO:

The Portfolio may not:

(1) with respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer:


(2) issue senior securities, except as permitted under the Investment Company Act of 1940;



(3) invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);



(4) borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);



(5) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;



(6) purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);



(7) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;



(8) purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.


FOR THE ING STOCK INDEX PORTFOLIO:

The Portfolio may not:

(1) with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

(8) lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

NON-FUNDAMENTAL INVESTMENT POLICIES


      ING PIMCO High Yield Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B-by Moody's, Standard & Poor's Rating Service, or Fitch, or if unrated, determined by its Portfolio Manager to be of comparable quality. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



      ING Stock Index Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


                             MANAGEMENT OF THE TRUST


      The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. The Trustees are Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, Blaine E. Rieke, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Michael J. Roland, Mary Bea Wilkinson, Robert S. Naka, Kimberly A. Anderson, Robyn L. Ichilov, Lauren Bensinger, J. David Greenwald, Huey P. Falgout, Jr., Susan Kinens, Todd Modic, and Maria Anderson.

                                                                                                NUMBER OF            OTHER
                                                                                               PORTFOLIOS         DIRECTORSHIPS
                              POSITION(S)   TERM OF OFFICE                                       IN FUND            HELD BY
                              HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -        COMPLEX            TRUSTEE****
  NAME, ADDRESS AND AGE         TRUST        TIME SERVED+       DURING THE PAST 5 YEARS        OVERSEEN BY          TRUSTEE
  ---------------------         -----        ------------       -----------------------        -----------          -------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                 Trustee    February 2002 -  Mr. Doherty is President and           116                None
7337 E. Doubletree Ranch Rd.               Present          Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                   Pillsbury and Murphy, P.C.,
Date of Birth:  04/28/1934                                  Attorneys (1996 - Present);
                                                            Director, Tambrands, Inc. (1993 -
                                                            1998); and Trustee of each of the
                                                            funds managed by Northstar
                                                            Investment Management Corporation
                                                            (1993 - 1999).

J. MICHAEL EARLEY
7337 E. Doubletree Ranch Rd.    Trustee    1997 - Present   President and Chief Executive          116                None
Scottsdale, Arizona 85258                                   Officer, Bankers Trust Company,
Date of Birth:  05/02/1945                                  N.A. (1992 - Present).

R. BARBARA GITENSTEIN
7337 E. Doubletree Ranch Rd.    Trustee    1997 - Present   President, College of New Jersey       116                None
Scottsdale, Arizona 85258                                   (1999 - Present). Formerly,
Date of Birth:  02/18/1948                                  Executive Vice President and
                                                            Provost, Drake University (1992 -
                                                            1998).

WALTER H. MAY
7337 E. Doubletree Ranch Rd.    Trustee    February 2002 -  Retired. Formerly, Managing            116      Trustee, Best Prep
Scottsdale, Arizona 85258                  Present          Director and Director of                        Charity
Date of Birth:  12/21/1936                                  Marketing, Piper Jaffray, Inc.;
                                                            Trustee of each of the funds
                                                            managed by Northstar Investment
                                                            Management Corporation (1996 -
                                                            1999).

JOCK PATTON
7337 E. Doubletree Ranch Rd.    Trustee    February 2002 -  Private Investor (June 1997 -          116      Director, Hypercom,
Scottsdale, Arizona 85258                  Present          Present). Formerly, Director and                Inc., JDA Software
Date of Birth:  12/11/1945                                  Chief Executive Officer, Rainbow                Group, Inc.; Buick
                                                            Multimedia Group, Inc. (January                 of Scottsdale, Inc.;
                                                            1999 - December 2001); Director                 National Airlines,
                                                            of Stuart Entertainment, Inc.;                  Inc.
                                                            Director of Artisoft, Inc. (1994
                                                            - 1998).

DAVID W.C. PUTNAM
7337 E. Doubletree Ranch Rd.    Trustee    February 2002 -  President and Director, F.L.           116      Anchor International
Scottsdale, Arizona 85258                  Present          Putnam Securities Company, Inc.                 Bond Trust; F.L.
Date of Birth:  10/08/1939                                  and its affiliates; President,                  Putnam Foundation;
                                                            Secretary and Trustee, The                      Progressive Capital
                                                            Principled Equity Market Fund.                  Accumulation Trust;
                                                            Formerly, Trustee, Trust Realty                 Principled Equity
                                                            Corp.; Anchor Investment Trust;                 Market Fund; Mercy
                                                            Bow Ridge Mining Company and each               Endowment
                                                            of the funds managed by Northstar               Foundation;
                                                            Investment Management Corporation               Director, F.L.
                                                            (1994 - 1999).                                  Putnam Investment
                                                                                                            Management Company;
                                                                                                            Asian American Bank
                                                                                                            and Trust Company;
                                                                                                            and Notre Dame
                                                                                                            Health Care

                                                                                                NUMBER OF            OTHER
                                                                                               PORTFOLIOS         DIRECTORSHIPS
                              POSITION(S)   TERM OF OFFICE                                       IN FUND            HELD BY
                              HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -        COMPLEX            TRUSTEE****
  NAME, ADDRESS AND AGE         TRUST        TIME SERVED+       DURING THE PAST 5 YEARS        OVERSEEN BY          TRUSTEE
  ---------------------         -----        ------------       -----------------------        -----------          -------
                                                                                                            Center; F.L. Putnam
                                                                                                            Securities Company,
                                                                                                            Inc.; and an
                                                                                                            Honorary Trustee,
                                                                                                            Mercy Hospital.
BLAINE E. RIEKE*
7337 E. Doubletree Ranch Rd.    Trustee    February 2002 -  General Partner, Huntington            116      Director, Morgan Chase
Scottsdale, Arizona 85258                  Present          Partners (January 1997 -                        Trust Co.
Date of Birth:  09/10/1933                                  Present). Chairman of the Board
                                                            and Trustee of each of the funds
                                                            managed by ING Investment
                                                            Management Co. LLC (November 1998
                                                            - February 2001).

ROGER B. VINCENT***
7337 E. Doubletree Ranch Rd.    Trustee    1994 - Present   President, Springwell Corporation      116      President and Director,
Scottsdale, Arizona 85258                                   (1989 - Present). Formerly,                     AmeriGas Propane, Inc.
Date of Birth:  08/26/1945                                  Director, Tatham Offshore, Inc.
                                                            (1996 - 2000).

RICHARD A. WEDEMEYER
7337 E. Doubletree Ranch Rd.    Trustee    February 2002 -  Retired. Mr. Wedemeyer was             116      President and Director
Scottsdale, Arizona 85258                  Present          formerly Vice President - Finance               Touchstone Consulting
Date of Birth:  03/23/1936                                  and Administration, Channel                     Group
                                                            Corporation (June 1996 - April
                                                            2002). Formerly, Vice President,
                                                            Operations and Administration,
                                                            Jim Henson Productions (1979 -
                                                            1997); Trustee, First Choice
                                                            Funds (1997 - 2001); and of each
                                                            of the funds managed by ING
                                                            Investment Management Co. LLC
                                                            (1998 - 2001).

TRUSTEES WHO ARE
"INTERESTED PERSONS"

THOMAS J. MCINERNEY**,++
7337 E. Doubletree Ranch Rd.    Trustee    February 2002 -  Chief Executive Officer, ING U.S.      171      Director,
Scottsdale, Arizona 85258                  Present          Financial Services (September                   Hemisphere, Inc.;
Date of Birth:  05/05/1956                                  2001 - Present); General Manager                Director,
                                                            and Chief Executive Officer, ING                Hemisphere, Inc.;
                                                            U.S. Worksite Financial Services                Trustee, Equitable
                                                            (December 2000 - Present);                      Life Insurance Co.,
                                                            Member, ING Americas Executive                  Golden American Life
                                                            Committee (2001 - Present);                     Insurance Co., Life
                                                            President, Chief Executive                      Insurance Company of
                                                            Officer and Director of Northern                Georgia, Midwestern
                                                            Life Insurance Company (March                   United Life
                                                            2001 - October 2002), ING Aeltus                Insurance Co.,
                                                            Holding Company, Inc. (2000 -                   ReliaStar Life
                                                            Present), ING Retail Holding                    Insurance Co.,
                                                            Company (1998 - Present), ING                   Security Life of
                                                            Life Insurance and Annuity                      Denver, Security
                                                            Company (September 1997 -                       Connecticut Life
                                                            Present) and ING Retirement                     Insurance Co.,
                                                            Holdings, Inc. (1997 - Present).                Southland Life
                                                            Formerly, General Manager and                   Insurance Co., USG
                                                            Chief Executive Officer, ING                    Annuity and Life
                                                            Worksite Division (December 2000                Company, and United
                                                            - October 2001), President,                     Life and Annuity
                                                            ING-SCI, Inc. (August 1997 -                    Insurance Co. Inc;
                                                            December 2000);                                 Director, Ameribest
                                                                                                            Life Insurance Co.,
                                                                                                            Director, First
                                                                                                            Columbine Life
                                                                                                            Insurance Co.;
                                                                                                            Member of the Board,
                                                                                                            National Commission
                                                                                                            on Retirement
                                                                                                            Policy,

                                                                                                NUMBER OF            OTHER
                                                                                               PORTFOLIOS         DIRECTORSHIPS
                              POSITION(S)   TERM OF OFFICE                                       IN FUND            HELD BY
                              HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -        COMPLEX            TRUSTEE****
  NAME, ADDRESS AND AGE         TRUST        TIME SERVED+       DURING THE PAST 5 YEARS        OVERSEEN BY          TRUSTEE
  ---------------------         -----        ------------       -----------------------        -----------          -------
                                                            President, Aetna Financial                      Governor's Council
                                                            Services (August 1997 - December                on Economic
                                                            2000).                                          Competitiveness and
                                                                                                            Technology of
                                                                                                            Connecticut,
                                                                                                            Connecticut Business
                                                                                                            and Industry
                                                                                                            Association,
                                                                                                            Bushnell;
                                                                                                            Connecticut Forum;
                                                                                                            Metro Hartford
                                                                                                            Chamber of Commerce;
                                                                                                            and is Chairman,
                                                                                                            Concerned Citizens
                                                                                                            for Effective
                                                                                                            Government.

JOHN G. TURNER**
7337 E. Doubletree Ranch Rd.  Chairman     February         Chairman, Hillcrest Capital            116      Director, Hormel Foods
Scottsdale, Arizona 85258     and Trustee  2002-Present     Partners (May 2002-Present);                    Corporation; Shopko
Date of Birth:  10/03/1939                                  President, Turner Investment                    Stores, Inc.; and M.A.
                                                            Company (January 2002 - Present).               Mortenson Company.
                                                            Mr. Turner was formerly Vice
                                                            Chairman of ING Americas (2000 -
                                                            2002); Chairman and Chief
                                                            Executive Officer of ReliaStar
                                                            Financial Corp. and ReliaStar
                                                            Life Insurance Company (1993 -
                                                            2000); Chairman of ReliaStar
                                                            United Services Life Insurance
                                                            Company (1995 - 1998); Chairman
                                                            of ReliaStar Life Insurance
                                                            Company of New York (1995 -
                                                            2001); Chairman of Northern Life
                                                            Insurance Company (1992 - 2001);
                                                            Chairman and Trustee of the
                                                            Northstar affiliated investment
                                                            companies (1993 - 2001) and
                                                            Director, Northstar Investment
                                                            Management Corporation and its
                                                            affiliates (1993 - 1999 ).


----------


+ Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.



* For the period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

** Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.



*** Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet TollkeeperSM Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet TollkeeperSM Portfolio and of the Trust during this period.



**** For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.



++    Mr. McInerney is also a director of the following investment companies:
      ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.





      Information about the Trust's officers are set forth in the table below:



                                                             TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)   DURING THE LAST FIVE YEARS (2)
---------------------         -----------------------------  -------------------------   ------------------------------
JAMES M. HENNESSY             President and Chief            March 2003 - Present
7337 E. Doubletree Ranch Rd.  Executive Officer
Scottsdale, Arizona 85258
Date of Birth:  04/09/1949    Vice President                 January 2003 - March 2003   President, Chief Executive Officer and
                                                                                         Chief Operating Officer March 2002 -
                                                                                         Present (For the ING Funds), February 2001
                                                                                         - March 2002 (For the Pilgrim Funds),
                                                                                         Chief Operating Officer June 2000 -
                                                                                         February 2001 (For the Pilgrim Funds);
                                                                                         President and Chief Executive Officer, ING
                                                                                         Capital Corporation, LLC, ING Funds
                                                                                         Services, LLC, ING Advisors, Inc., ING
                                                                                         Investments, LLC, Lexington Funds
                                                                                         Distributor, Inc., Express America T.C.,
                                                                                         Inc. and EAMC Liquidation Corp. (December
                                                                                         2001 - Present); Executive Vice President
                                                                                         and Chief Operating Officer and ING Funds
                                                                                         Distributor, LLC (June 2000 - Present).
                                                                                         Formerly, Executive Vice President and
                                                                                         Chief Operating Officer, ING Quantitative
                                                                                         Management, Inc. (October 2001 - September
                                                                                         2002), Senior Executive Vice President
                                                                                         (June 2000 - December 2000) and Secretary
                                                                                         (April 1995 - December 2000), ING Capital
                                                                                         Corporation, LLC, ING Funds Services, LLC,
                                                                                         ING Investments, LLC, ING Advisors, Inc.,
                                                                                         Express America T.C., Inc. and EAMC
                                                                                         Liquidation Corp.; Executive Vice
                                                                                         President, ING Capital Corporation, LLC
                                                                                         and its affiliates (May 1998 - June 2000);
                                                                                         and Senior Vice President, ING Capital
                                                                                         Corporation, LLC and its affiliates (April
                                                                                         1995 - April 1998).

MICHAEL J. ROLAND             Executive Vice President and                               Executive Vice President, Assistant
7337 E. Doubletree Ranch Rd.  Chief Financial Officer        March 2003 - Present        Secretary and Principal Financial Officer,
Scottsdale, Arizona 85258                                                                March 2002 - Present (For the ING Funds),
Date of Birth:  05/30/1958                                                               Senior Vice President and Principal
                                                                                         Financial Officer, June 1998 - March 2002

                                                             TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)   DURING THE LAST FIVE YEARS (2)
---------------------         -----------------------------  -------------------------   ------------------------------
                              Vice President and Assistant   January 2003 - March 2003   (For the Pilgrim Funds), Chief Financial
                              Secretary                                                  Officer, December 2002 - Present (For the
                                                                                         IPI Funds), Executive Vice President,
                                                                                         Chief Financial Officer and Treasurer, ING
                                                                                         Funds Services, LLC, ING Funds
                                                                                         Distributor, LLC, ING Advisors, Inc., ING
                                                                                         Investments, LLC, Inc., Lexington Funds
                                                                                         Distributor, Inc., Express America T.C.,
                                                                                         Inc. and EAMC Liquidation Corp. (December
                                                                                         2001 - Present). Formerly, Executive Vice
                                                                                         President, Chief Financial Officer and
                                                                                         Treasurer ING Quantitative Management
                                                                                         (December 2001 - September 2002), Senior
                                                                                         Vice President, ING Funds Services, LLC,
                                                                                         ING Investments, LLC and ING Funds
                                                                                         Distributor, LLC (June 1998 - December
                                                                                         2001) and Chief Financial Officer of
                                                                                         Endeavor Group (April 1997 - June 1998).

MARY BEA WILKINSON           Vice President                  March 2003 - Present        Senior Vice President, ING Outside Funds
1475 DunwoodyDrive West                                                                  Group (2000-present); Senior Vice
Chester, PA  19380            President                      February 2002 - March 2003  President and Chief Financial Officer,
Date of Birth:  9/18/1956                                                                First Golden American Life Insurance
                                                                                         Company of New York (1997-present);
                                                                                         President, Directed Services, Inc.
                                                                                         (1993-1997)









ROBERT S. NAKA
7337 E. Doubletree Ranch Rd.  Senior Vice President and      January 2003 - Present      Senior Vice President and Assistant, March
Scottsdale, Arizona 85258     Assistant Secretary                                        2002 - Present
Date of Birth:  06/17/1963
                                                                                         (For the ING Funds), Senior Vice President
                                                                                         and Assistant Secretary, November 1999 -
                                                                                         March 2002 (For the Pilgrim Funds),
                                                                                         Assistant Secretary, July 1996 - November
                                                                                         1999 (For the Pilgrim Funds), Secretary
                                                                                         Senior Vice President and Assistant
                                                                                         Secretary, ING Funds Services, LLC, ING
                                                                                         Funds Distributor, LLC, ING Advisors,
                                                                                         Inc., ING Capital Corporation, LLC, ING
                                                                                         Investments, LLC (October 2001 - Present)
                                                                                         and Lexington Funds Distributor, Inc.
                                                                                         (December 2001 - Present). Formerly,
                                                                                         Senior Vice President and Assistant
                                                                                         Secretary, ING Quantitative Management,
                                                                                         Inc. (October 2001 - September 2002), Vice
                                                                                         President, ING Investments, LLC (April
                                                                                         1997 - October 1999), ING Funds Services,
                                                                                         LLC (February 1997 - August 1999) and
                                                                                         Assistant Vice President, ING Funds
                                                                                         Services, LLC (August 1995 - February
                                                                                         1997).

KIMBERLY A. ANDERSON
7337 E. Doubletree Ranch Rd.  Vice President and Secretary   January 2003 - Present      Vice President and Secretary, March 2002 -
Scottsdale, Arizona 85258                                                                Present (For the ING Funds), February 2001
Date of Birth:  07/25/1964                                                               - March 2002 (For the Pilgrim Funds), ING
                                                                                         Inc., Funds Services, LLC, ING Funds
                                                                                         Distributor, LLC, ING Advisors, ING
                                                                                         Investments, LLC (October 2001 - Present)
                                                                                         and Lexington Funds Distributor, Inc.
                                                                                         (December 2001 - Present). Formerly, Vice
                                                                                         President, ING Quantitative Management,
                                                                                         Inc. (October 2001 - September 2002);
                                                                                         Assistant Vice President, ING Funds
                                                                                         Services, LLC (November 1999 - January
                                                                                         2001) and has held various other positions

                                                             TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)   DURING THE LAST FIVE YEARS (2)
---------------------         -----------------------------  -------------------------   ------------------------------
                                                                                         with ING Funds Services, LLC for more than
                                                                                         the last five years.

ROBYN L. ICHILOV              Vice President                 January 2003 - Present      Vice President and Treasurer, March 2002 -
7337 E. Doubletree Ranch Rd.                                                             Present (For the ING Funds), May 1998 -
Scottsdale, Arizona 85258     Treasurer                      February 2003 - Present     March 2002 (For the Pilgrim Funds), Vice
Date of Birth:  09/25/1967                                                               President, November 1997 - May 1998 (For
                                                                                         the Pilgrim Funds), Vice President, ING
                                                                                         Funds Services, LLC (October 2001 -
                                                                                         Present) and ING Investments, LLC (August
                                                                                         1997 - Present); Accounting Manager, ING
                                                                                         Investments, LLC (November 1995 -
                                                                                         Present).

LAUREN D. BENSINGER           Vice President                 February 2003 - Present     Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                             Officer, ING Funds Distributor, LLC (July,
Scottsdale, Arizona 85258                                                                1995 to Present); Vice President
Date of Birth:  02/06/1954                                                               (February, 1996 to Present) and Chief
                                                                                         Compliance Officer (October, 2001 to
                                                                                         Present) ING Investments, LLC; Vice
                                                                                         President and Chief Compliance Officer,
                                                                                         ING Advisors, Inc. (July 2000 to Present);
                                                                                         Formerly, Vice President and Chief
                                                                                         Compliance Officer ING Quantitative
                                                                                         Management, Inc. (July 2000 to September
                                                                                         2002) and Vice President, ING Fund
                                                                                         Services, LLC (July 1995 to Present).

J. DAVID GREENWALD            Vice President                 August 2003 - Present       Vice President of Mutual Fund Compliance
7337 E. Doubletree Ranch Rd.                                                             of ING Fund Services, LLC ( May 2003 -
Scottsdale, AZ 85258                                                                     Present). Formerly Assistant Treasure and
Date of Birth:  09/24/1957                                                               Director of Mutual Fund Compliance and
                                                                                         Operations of American Skandia, A
                                                                                         Prudential Financial Company (October 1996
                                                                                         - May 2003).


HUEY FALGOUT                  Secretary                      August 2003 - Present       Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                             (November 2002 - Present). Formerly
Scottsdale, Arizona 85258                                                                Associate General Counsel of AIG American
Date of Birth:  11/15/1963                                                               General (January 1999 - November 2002) and
                                                                                         Associate General Counsel of Van Kampen,
                                                                                         Inc. (April 1992 - January 1999).

SUSAN P. KINENS               Assistant Vice President and   January 2003 - Present      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.  Assistant Secretary                                        Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                (December 2002 - Present); and has held
Date of Birth:  12/31/1976                                                               various other positions with ING Funds
                                                                                         Services, LLC for the last five years.

TODD MODIC                    Vice President                 August 2003 - Present       Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                                             Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258                                                                Formerly, Director of Financial Reporting,
Date of Birth:  11/03/1967                                                               Axient Communications, Inc. (May 2000 -
                              Assistant Vice President       January 2003 - August 2003  January 2001) and Director of Finance,
                                                                                         Rural/Metro Corporation (March 1995 - May
                                                                                         2000).

MARIA M. ANDERSON
7337 E. Doubletree Ranch Rd.  Assistant Vice President       January 2003 - Present      Assistant Vice President, ING Funds
Scottsdale, Arizona 85258                                                                Services, LLC (October 2001 - Present).
Date of Birth:  05/29/1958                                                               Formerly, Manager of Fund Accounting and
                                                                                         Fund Compliance, ING Investments, LLC
                                                                                         (September 1999 - November 2001); Section
                                                                                         Manager of Fund Accounting, Stein Roe
                                                                                         Mutual Funds (July 1998 - August 1999);
                                                                                         and Financial Reporting Analyst, Stein Roe
                                                                                         Mutual Funds (August 1997 - July 1998).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.



(2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:





ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
-----------------------------------------------------------------------------
LLC)
----



      ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)
      ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)
      ING Pilgrim Investments, LLC (February 2001 - formed)
      ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
      Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.)
      Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)
      Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)
      Newco Advisory Corporation (December 1994 - incorporated)



----------
** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)




ING Funds Distributor, LLC.  (October 2002)
-------------------------------------------



  ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
    LLC)
  ING Funds Distributor, LLC (October 2002 - formed)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)
  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
    Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)
  Newco Distributors Corporation (December 1994  - incorporated)




 ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
 ------------------------------------------------------------------------------



  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 - name changed from
    Lexington Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)





ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
-------------------------------------------------------------------------------



  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
    Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
    Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
    Inc.)
  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
    Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
    Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)



ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
--------------------------------------------------------------------------------
     Corporation, LLC)
     -----------------



  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
     Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
     Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
     Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
     Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
     Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
     Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
     Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)




 ING Quantitative Management, Inc. (September 2002 - Dissolved)
 --------------------------------------------------------------



  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
     Quantitative Management, Inc.)
  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
     Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

SHARE OWNERSHIP POLICY



         In order to further align the interests of the Independent Trustees with shareholders, it is their policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


         Under this Policy, the initial value of investments in ING Investors Trust that are beneficially owned by a Trustee must equal at least
$50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

                 TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

Each of the current Trustees' ownership interest in the Trust, as of December 31, 2002, is set forth below:


                                                                                    Aggregate Dollar Range of Equity
                                                                                    Securities in All Registered
                                                                                    Investment Companies Overseen by
                                                                                    Trustee in Family of Investment
  Name of Trustee                 Dollar Range of Equity Securities in Trust        Companies
  ---------------                 ------------------------------------------        --------------------------------
  Paul S. Doherty*                None                                              Over $100,000
  J. Michael Earley               Marsico Growth -- $10,001 - $50,000               $10,001 - $50,000
                                  MFS Mid Cap Growth -- $1--$10,000
                                  Capital Guardian Small Cap
                                        -- $10,001 - $50,000
  R. Barbara Gitenstein           Janus Special Equity Portfolio -- $1 -- $10,000   $50,001 - $100,000
  Walter H. May*                  None                                              Over $100,000
  Thomas J. McInerney*            None                                              None
  Jock Patton*                    None                                              $50,001 - $100,000
  David W.C. Putnam*              None                                              Over $100,000
  Blaine E. Rieke*                None                                              $50,001 - $100,000
  John G. Turner*                 None                                              None
  Roger B. Vincent                T. Rowe Price Capital Appreciation -- $10,000 --  Over $100,000
                                  $50,000
                                  Liquid Assets -- $10,000 -- $50,000
                                  Van Kampen Growth and Income
                                        -- $10,001 - $50,000
                                  Capital Guardian Small Cap
                                        -- $10,001 - $50,000
  Richard A. Wedemeyer*           None                                              $10,001 - $50,000


----------


*  Appointed as Trustee on February 1, 2002.

BOARD COMMITTEES


      VALUATION AND PROXY VOTING COMMITTEE.



         As of July 10, 2003, the name of the committee changed from the Valuation Committee to the Valuation and Proxy Voting Committee. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, Paul Doherty, R. Barbara Gitenstein, and Richard A Wedemeyer. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Valuation Committee held four (4) meetings.


      EXECUTIVE COMMITTEE.

         The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Executive Committee held four (4) meetings.

      NOMINATING COMMITTEE.

         The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of four (4) Independent Trustees: Walter H. May, Paul S. Doherty, R. Barbara Gitenstein and Richard A. Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended December 31, 2002, the Nominating Committee held one (1) meeting.

      AUDIT COMMITTEE.

         The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Blaine E. Rieke, David W.C. Putnam, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2002, the Audit Committee held four (4) meetings.

      INVESTMENT REVIEW COMMITTEES.


         On February 25, 2003, the Board established two Investment Review
Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of J. Michael Earley, David W.C. Putnam, Blaine E. Rieke, John G. Turner, and Roger B. Vincent. The International Equity and Fixed Income Funds Investment Review Committee consists of Paul S. Doherty, R. Barbara Gitenstein, Walter May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. During the fiscal year ended December 31, 2002, each Investment Review Committee (Domestic Equity Portfolios, International Portfolios, and Fixed Income Portfolios Investment Review Committees) held four (4) meetings.

FREQUENCY OF BOARD MEETINGS


         The Board currently conducts regular meetings four times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


COMPENSATION OF TRUSTEES

          Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


         Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments; (v) $1,250 per meeting for attendance at a regular Board meeting by telephone; (vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all of the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2002.



         Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.


         Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; and (vii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.


         Because the Portfolios had not commenced operations as of the date of this SAI, compensation has not been paid to the Trustees on behalf of the Portfolios. The following table sets forth information regarding the estimated future compensation of Trustees by the Trust and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2003. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.

                                                                                                            TOTAL
                                                                   AGGREGATE                           COMPENSATION FROM
                                       AGGREGATE COMPENSATION     COMPENSATION                          REGISTRANT AND
                                        FROM ING PIMCO HIGH      FROM ING STOCK     ESTIMATED ANNUAL   FUND COMPLEX PAID
                                             YIELD BOND              INDEX           BENEFITS UPON      TO TRUSTEES (2),
     NAME OF PERSON, POSITION               PORTFOLIO(1)          PORTFOLIO(1)       RETIREMENT(1)            (3)
     ------------------------               ------------          ------------       -------------     -----------------
JOHN G. TURNER, TRUSTEE(4, 5)                   ---                   ---                ---                 ---
THOMAS J. MCINERNEY, TRUSTEE(4, 5)              ---                   ---                ---                 ---
R. GLENN HILLIARD, TRUSTEE(4, 5, 6)             ---                   ---                ---                 ---
J. MICHAEL EARLEY, TRUSTEE                      $475                  $475                N/A               $48,305
R. BARBARA GITENSTEIN, TRUSTEE                  $475                  $475                N/A               $50,658
ROGER B. VINCENT, TRUSTEE(9)                    $475                  $475                N/A               $76,011
PAUL S. DOHERTY, TRUSTEE(4)                     $475                  $475                N/A               $76,532
WALTER H. MAY, TRUSTEE(4)                       $535                  $535                N/A               $88,288
BLAINE E. RIEKE, TRUSTEE(4, 8,)                 $475                  $475                N/A               $74,771
RICHARD A. WEDEMEYER, TRUSTEE(4)                $475                  $475                N/A               $70,133
JOCK PATTON, TRUSTEE(4)                         $535                  $535                N/A               $88,759
DAVID W.C. PUTNAM, TRUSTEE(4)                   $475                  $475                N/A               $76,855
ROBERT A. GRAYSON, TRUSTEE(7)                    ---                   ---                ---                 ---
STANLEY B. SEIDLER, TRUSTEE(7)                   ---                   ---                ---                 ---
ELIZABETH J. NEWELL, TRUSTEE(7)                  ---                   ---                ---                 ---
JOHN R. BARMEYER, TRUSTEE(7)                     ---                   ---                ---                 ---
ROBERT C. SALIPANTE, TRUSTEE(5, 7, 10)           ---                   ---                ---                 ---


----------
(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.


(2) Represents compensation for 93 portfolios, the total number of Portfolios in the Trust as of December 31, 2002.


(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.


(4)      Appointed as Trustee on February 1, 2002.



(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.



(6)      Resigned as a Trustee effective April 30, 2003.



(7)      Resigned as a Trustee effective February 26, 2002.



(8) Mr. Rieke may be deemed to be is an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio. Internet TollkeeperSM Portfolio of the Trust, as defined in the 1940 Act, because his child is an employee of Goldman, Sachs & Co. He may also be deemed to be an "interested person" of the Trust.



(9) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.



(10) Did not stand for re-election as Trustee and stepped down from the Board as of February 26, 2002.



OWNERSHIP OF SHARES



The following table describes Mr. Vincent's beneficial ownership of equity securities of Goldman, Sachs & Co. as of December 31, 2002. Goldman Sachs & Co. Asset Management, was a portfolio manager of a series of the Trust. Effective May 1, 2003, Goldman Sachs & Co., was reorganized as the parent company to such portfolio manager, which became a wholly-owned subsidiary of Goldman, Sachs & Co.. Mr. Vincent's beneficial ownership of these shares was divested subsequent to December 31, 2002.



Name of Trustee             Company                  Title of Class           Value of Securities      Percent of Class
---------------             -------                  --------------           -------------------      ----------------
Roger P. Vincent            Goldman, Sachs & Co.     Common                   $13,620*                 < 1%


----------


*  As of December 31, 2002.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders.



         As of December 31, 2002, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING") or any affiliated companies of ING Investments or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING or any affiliated companies of ING Investments or ING.



         Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. Golden American Life Insurance Company may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.



         As of October 31, 2003, the Portfolios had not commenced operations and, therefore, no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of the Portfolios. To the knowledge of management, the Trustees and Officers of the Trust as a group owned less that 1% of the outstanding shares of any Portfolio of the Trust as of October 31, 2003.


THE MANAGEMENT AGREEMENT


         Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly-owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING

Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and a broker-dealer. Two Portfolio Managers of the Trust, Baring International Investment Limited and Aeltus Investment Management, Inc., are affiliates of DSI through their common ownership by ING. DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003. ING Funds Services is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.



         The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.


         Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for the Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

         The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

         The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.


         In connection with their deliberations relating to each Portfolio's current Management Agreement and Portfolio Manager Agreements, the Board of Trustees, including the Independent Trustees, considered information that had been provided by DSI, Pacific Investment Management Company LLC ("PIMCO") and Aeltus Investment Management, Inc ("ING Aeltus"). In considering the Management Agreement and Portfolio Management Agreements, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Management Agreement included, but were not limited to, the following: (1) the nature and quality of the services to be provided by DSI to the Portfolios; (2) the nature and quality of the services to be provided by the PIMCO and ING Aeltus under the Portfolio Manager Agreements; (3) prior performance of similar accounts managed by PIMCO and ING Aeltus with comparable investment objectives and strategies to the Portfolios compared to a peer group of funds; (4) the fairness of the compensation under the Management Agreement in light of the services provided to the Portfolios; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSI, PIMCO, and ING Aeltus; (6) the expenses to be borne by shareholders; and
(7) DSI, PIMCO, and ING Aeltus' compliance capabilities and efforts on behalf of each Portfolio. The Board of Trustees also considered the total services provided by and procured by DSI under the bundled fee arrangement.



         In considering the Management Agreement, the Board of Trustees, including the Independent Trustees, did not identity any single factor as all-important or controlling. However, the Board of Trustees initially scrutinized the fees paid by the Portfolio under the bundled fee arrangement and concluded that the fees to be paid to DSI are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board of Trustees further determined that the contractual arrangements offer an appropriate means for the Portfolios to obtain high quality portfolio management services in furtherance of the Portfolios' objectives, and to obtain other appropriate services for the Portfolios.



         The factors considered by the Board of Trustees in reviewing the Portfolio Management Agreements included, but were not limited to, the following: (1) the performance of each Portfolio compared to performance of a peer group of funds; (2) the nature and quality of the services provided by the Portfolio Manager; (3) the fairness of the compensation under the Portfolio Management Agreements in light of the services provided; (4) the personnel (including the portfolio managers), operations, financial condition, and investment management capabilities, methodologies and performance of each Portfolio Manager; and (5) the costs for the services of the Portfolio Manager. The Board of Trustees also considered the fee paid to each Portfolio Manager by DSI for services to the Portfolios.



         In reviewing the terms of each Management Agreement and each Portfolio Manager Agreement and in discussions with DSI concerning such Management Agreements and Portfolio Manager Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Management Agreement and Portfolio Manager Agreements are in the best interests of the Portfolios and their shareholders and that the bundled fee arrangement under the Management Agreement is fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Fund, including the unanimous vote of the Independent Trustees, approved the Management Agreement and Portfolio Management Agreements.


         Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.


         The Management Agreement continues in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Management Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997, and was last approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on November 7, 2001, and was last amended by such Trustees on February 26, 2002. The amended Management Agreement was last approved by shareholders at a meeting held on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.






         As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee") in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows: ING PIMCO High Yield Portfolio 0.49% ING Stock Index Portfolio 0.27%






         Because the Portfolios had not commenced operations as of December 31, 2002, no fees were paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2002, 2001 and 2000.


PORTFOLIO MANAGERS


         The Manager has engaged the services of certain Portfolio Managers to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of each Portfolio of the Trust.



         Pursuant to separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



PORTFOLIO MANAGER                             PORTFOLIO                               PORTFOLIO MANAGEMENT FEE
-----------------                             ---------                               ------------------------
Pacific Investment Management                 ING PIMCO High Yield Portfolio          0.25%
Company LLC

Aeltus Investment Management, Inc.            ING Stock Index Portfolio               0.03%



Because the Portfolios had not commenced operations as of December 31, 2002, no fees were paid by the Manager to each Portfolio Manager for the fiscal years ended December 31, 2002, 2001 and 2000.

DISTRIBUTION OF TRUST SHARES

         DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.


         The Trustees have classified shares of the ING Stock Index Portfolio into three classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; and Adviser Class ("Class A") shares and have classified shares of the ING PIMCO High Yield Portfolio into Class S and Class A shares. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class I, Class S and Class A shares have the features described below:


         The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

         The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.


         The Class A shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive 0.10% of the distribution fee for Class A shares. The expense waiver will continue through at least December 31, 2004, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.


         DISTRIBUTION PLAN.


         Effective August 21, 2003, the Trust adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the Class A shares of the ING PIMCO High Yield Portfolio and ING Stock Index Portfolio (the "12b-1 Portfolios"). The


         Plan provides that the Class A shares of the 12b-1 Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.


         Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Class A shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio's Class A shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

         The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


         The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.


         As of the date of this SAI, Class A shares of the Portfolio were not yet offered. As a result, no payments have been made under the Plan.


SHAREHOLDER SERVICING AGREEMENT


         Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the Class S and Class A shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:


         Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

         In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's Class A and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.

         Because the Portfolios had not yet commenced operations as of the date of this SAI, no payments have been made under the Shareholder Services Agreement.





CODE OF ETHICS


         To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Manager, Pacific Investment Management Company LLC, Aeltus Investment Management, Inc., and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust; however, such persons are generally required to pre-clear all security transactions with the ING Funds' Compliance Office or her designee and to report all transactions on a regular basis. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


PROXY VOTING PROCEDURES


         The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Adviser to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines, an independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record-keeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolio's proxy voting procedures. A copy of the proxy voting procedure guidelines of the Portfolios, including procedures of the Manager, is attached hereto as Appendix B. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Portfolios vote proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

         Investment decisions for each Portfolio are made by the Portfolio Manager of both Portfolios. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES


         The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, in cases where there is no stated commission, the price will include an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.



         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. The Portfolio Manager may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.


         As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


         As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


         In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

         On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or subadviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

         Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

         A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

         Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

         SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to ING Investors Trust as of March 31, 2002: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

         Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

         Effective March 1, 2002, DSI, as manager to the Trust, may direct the Trust's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will effect a recapture of a portion of the brokerage commissions (in the form of a credit to the portfolio) to pay certain expenses of that portfolio.

         Because the Portfolios had not commenced operations as of December 31, 2002, brokerage commissions and affiliated brokerage commissions were not paid on behalf of the Portfolios.





PORTFOLIO TURNOVER

         Before investing in a portfolio, you should review its portfolio turnover rate, which may be found in the financial highlights section of the prospectus. A Portfolio's turnover rate will provide you with an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

         Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period.

                                 NET ASSET VALUE


         As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; Portfolio shares will not be priced on these days.


         Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Portfolio Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Share Price" in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

         Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

         The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

     If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such securities closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such securities at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

         Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.





         The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.


         In computing the net asset value for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the


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class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


         The per share net asset value of Class I shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the distribution and service fees applicable to Class A and Class S. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.


         Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

         Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:





         YIELD = 2 [((a-b)/cd + 1) 6 - 1]
where,


         a = dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.


         Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.



         As of the date of this SAI, the Portfolios have not commenced operations, therefore have not computed an average annual return. The Portfolios had not commenced operations as of the date of this SAI and therefore did not have average annual total return for the fiscal year ended December 31, 2002:

      The ING Stock Index Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. The Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of the ING Stock Index Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of the ING Stock Index Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.


      Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).


      Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


      Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

      In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

      In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

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

                                      TAXES


      Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Manager and its affiliates


      Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

      Both Portfolios must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

      The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

      If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

      Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

      Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

      The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

      The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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                                OTHER INFORMATION

CAPITALIZATION


      The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. Both of the Portfolios discussed in this SAI are diversified.


      On May 1, 2003, the Trust's name because the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.

VOTING RIGHTS

      Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

      Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

      Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board of Trustees and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

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

      Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

      Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES

      Shares of the same class of either Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

      The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Assets of the Trust or any successor to such Portfolio.

CUSTODIAN

      The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios.

INDEPENDENT AUDITORS

      KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust's independent auditor. The auditor examines financial statements for the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

      Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

      This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

      The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


      Financial statements for the Portfolios for the fiscal year ended December 31, 2003 will be available February 28, 2004 and may be obtained without charge by contacting the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.


                     APPENDIX A: DESCRIPTION OF BOND RATINGS

      Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

      Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

      Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

      Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

      AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

      S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.


  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:


      Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

      MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.


           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:


      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

      PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.


                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:


INVESTMENT GRADE

      AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

      A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


                                SPECULATIVE GRADE


      BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

      D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


      DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
                         SHORT-TERM DEMAND OBLIGATIONS:


      SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


       DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT
                               COMMERCIAL PAPER:


      An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

      A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

      A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                       APPENDIX B: PROXY VOTING PROCEDURES



                                    ING FUNDS




                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                           As amended August 21, 2003




I.    INTRODUCTION



The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors 3 (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors 4 of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.



II.   VALUATION AND PROXY VOTING COMMITTEE



The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The


--------


1 Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.



2 The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.


--------


3 Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.



4 The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.



III.  DELEGATION OF VOTING RESPONSIBILITY



The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.



When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.



When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.



IV.   APPROVAL AND REVIEW OF PROCEDURES



Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.



V.    VOTING PROCEDURES AND GUIDELINES



The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.



A.    Routine Matters



The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

B.    Matters Requiring Case-by-Case Consideration



The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



                  1.    Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



                  2.    Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).



                  If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).



                  If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.



                  4.    Referrals to a Fund's Valuation and Proxy Voting
                        Committee



                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.



                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.


VI.   CONFLICTS OF INTEREST


In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.



VII.  REPORTING AND RECORD RETENTION



Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES



                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND



Effective as of July 10, 2003

                                    EXHIBIT 2
                                     to the
                                    ING Funds
                             Proxy Voting Procedures



                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY




                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003




I.    INTRODUCTION



ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.



The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.



In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.



Unless otherwise noted, proxies will be voted in all instances.



II.   ROLES AND RESPONSIBILITIES



A.    Proxy Coordinator



The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a

Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.



B.    Agent



An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.



The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.



The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.



C.    Proxy Group



The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.



A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.



For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.



If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.



If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.



D.    Investment Professionals



The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.



III.  VOTING PROCEDURES



A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.




B.    Routine Matters



The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



C.    Matters Requiring Case-by-Case Consideration



The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



                  1.    Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



                  2.    Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.



                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



IV.   CONFLICTS OF INTEREST



In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.



For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.



The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.



V.    REPORTING AND RECORD RETENTION



The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES



PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



          NAME                            TITLE OR AFFILIATION

Stanley D. Vyner          Chief Investment Risk Officer and Executive Vice
                          President of ING Investments, LLC

Karla J. Bos              Acting Proxy Coordinator

Kimberly A. Anderson      Vice President and Assistant Secretary, ING
                                Investments, LLC

Maria Anderson            Assistant Vice President - Manager Fund Compliance
                          of ING Funds Services, LLC

Michael J. Roland         Executive Vice President and Chief Financial
                          Officer of ING Investments, LLC

J. David Greenwald        Vice President - Fund Compliance of ING Fund
                                  Services, LLC

Megan L. Dunphy, Esq.     Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services

>


      Effective as of July 10, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES



                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                           As amended August 21, 2003



I.    INTRODUCTION



The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.



Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.



The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



II.   GUIDELINES



The following Guidelines are grouped according to the types of proposals generally presented to shareholders: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.



In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.



1.    THE BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO



Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.



PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS



Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.



STOCK OWNERSHIP REQUIREMENTS



Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.



TERM OF OFFICE



Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.



AGE LIMITS



Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.



DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION



Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:



      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and



      (2)   Only if the director's legal expenses would be covered.



2.    PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.



REIMBURSE PROXY SOLICITATION EXPENSES



Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.



3.    AUDITORS



RATIFYING AUDITORS



Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES



Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.



AUDITOR INDEPENDENCE



Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).



AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):



Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.



4.    PROXY CONTEST DEFENSES



BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS



Generally, vote AGAINST proposals to classify the board.



Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.



SHAREHOLDER ABILITY TO REMOVE DIRECTORS



Generally, vote AGAINST proposals that provide that directors may be removed only for cause.



Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.



Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.



Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.



CUMULATIVE VOTING



Generally, vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.



SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.



Generally, vote FOR proposals to allow or make easier shareholder action by written consent.



SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD



Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.



Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES



POISON PILLS



Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.



Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.



FAIR PRICE PROVISIONS



Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.



Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.



GREENMAIL



Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.



Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.



PALE GREENMAIL



Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.



UNEQUAL VOTING RIGHTS



Generally, vote AGAINST dual-class exchange offers.



Generally, vote AGAINST dual-class recapitalizations.



SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS



Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.



Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.



SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS



Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.



Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.



WHITE SQUIRE PLACEMENTS



Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.



6.    MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING



Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:



      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
      -     If the dissidents agree, the policy remains in place.
      - If the dissidents do not agree, the confidential voting policy is waived.



Generally, vote FOR management proposals to adopt confidential voting.



EQUAL ACCESS



Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.



BUNDLED PROPOSALS



Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.



SHAREHOLDER ADVISORY COMMITTEES



Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.



7.    CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.



Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.



STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS



Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.



REVERSE STOCK SPLITS



Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK



Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).



Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.



Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.



Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.



SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK



Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.



ADJUSTMENTS TO PAR VALUE OF COMMON STOCK



Generally, vote FOR management proposals to reduce the par value of common stock.



PREEMPTIVE RIGHTS



Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.



DEBT RESTRUCTURINGS



Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.



SHARE REPURCHASE PROGRAMS



Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.



TRACKING STOCK



Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.



8.    EXECUTIVE AND DIRECTOR COMPENSATION



Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.



MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS



Generally, vote AGAINST management proposals seeking approval to reprice options.



DIRECTOR COMPENSATION



Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS



Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.



OBRA-RELATED COMPENSATION PROPOSALS:



      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES



      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.



      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS



      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.



      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA



      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.



      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS



      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.



SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY



      Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.



      Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.



      GOLDEN AND TIN PARACHUTES



      Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.



      Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.



      EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)



      Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).



      401(K) EMPLOYEE BENEFIT PLANS



      Generally, vote FOR proposals to implement a 401(k) savings plan for employees.



      EXPENSING OF STOCK OPTIONS



      Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.



9.    STATE OF INCORPORATION



VOTING ON STATE TAKEOVER STATUTES



Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).



VOTING ON REINCORPORATION PROPOSALS



Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.



10.   MERGERS AND CORPORATE RESTRUCTURINGS



MERGERS AND ACQUISITIONS



Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.



CORPORATE RESTRUCTURING



Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.



SPINOFFS



Votes on spinoffs should be considered on a CASE-BY-CASE basis.



ASSET SALES



Votes on asset sales should be made on a CASE-BY-CASE basis.



LIQUIDATIONS



Votes on liquidations should be made on a CASE-BY-CASE basis.



ADJOURNMENT



Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.



APPRAISAL RIGHTS



Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.



CHANGING CORPORATE NAME



Generally, vote FOR changing the corporate name.



11.   MUTUAL FUND PROXIES



ELECTION OF DIRECTORS



Vote the election of directors on a CASE-BY-CASE basis.



CONVERTING CLOSED-END FUND TO OPEN-END FUND



Vote conversion proposals on a CASE-BY-CASE basis.



PROXY CONTESTS



Vote proxy contests on a CASE-BY-CASE basis.



INVESTMENT ADVISORY AGREEMENTS



Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES



Generally, vote FOR the establishment of new classes or series of shares.



PREFERRED STOCK PROPOSALS



Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.



1940 ACT POLICIES



Vote these proposals on a CASE-BY-CASE basis.



CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION



Vote these proposals on a CASE-BY-CASE basis.



CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL



Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.



NAME RULE PROPOSALS



Vote these proposals on a CASE-BY-CASE basis.



DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION



Vote these proposals on a CASE-BY-CASE basis.



CHANGES TO THE CHARTER DOCUMENT



Vote changes to the charter document on a CASE-BY-CASE basis.



CHANGING THE DOMICILE OF A FUND



Vote reincorporations on a CASE-BY-CASE basis.



CHANGE IN FUND'S SUBCLASSIFICATION



Vote these proposals on a CASE-BY-CASE basis.



AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL



Generally, vote FOR these proposals.



DISTRIBUTION AGREEMENTS



Vote these proposals on a CASE-BY-CASE basis.



MASTER-FEEDER STRUCTURE



Generally, vote FOR the establishment of a master-feeder structure.



CHANGES TO THE CHARTER DOCUMENT



Vote changes to the charter document on a CASE-BY-CASE basis.



MERGERS



Vote merger proposals on a CASE-BY-CASE basis.



ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT



Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED



Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.



TERMINATE THE INVESTMENT ADVISOR



Vote to terminate the investment advisor on a CASE-BY-CASE basis.



12.   SOCIAL AND ENVIRONMENTAL ISSUES



These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)   (1)   Amended and Restated Agreement and Declaration of Trust dated
            February 26, 2002 (17)

      (2) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

      (3) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

      (4) Amendment #3 dated June 2, 2003, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

      (5) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

      (6) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002
            - filed herein

      (7) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - filed herein

      (8) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - filed herein

      (9) Amendment #8 dated [ ] to The Amended and Restated Agreement and Declaration of Trust*


(b)   By-laws (1)

(c)   Instruments Defining Rights of Security Holders (1)

(d)   (1)   (A)   Management Agreement for all Series except The Fund For Life dated October 24, 1997 (2)

            (B) Addendum to the Management Agreement, Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value + Growth Series, Global Fixed Income Series, Growth Opportunities Series & Developing World Series January 2, 1998
                  (3)

            (C) Addendum to the Management Agreement, adding International Equity Series and the Large Cap Value Series dated February 16, 1999 (3)

            (D) Addendum to the Management Agreement, adding Investors Series, All Cap Series and the Large Cap Growth Series dated August 17, 1999 (3)

            (E) Addendum to the Management Agreement, adding Diversified Mid-Cap Series,

                  Asset Allocation Growth Series and the Special Situations Series dated May 18, 2000 (4)

            (F) Addendum to the Management Agreement, adding International Equity Series dated November 16, 2000 (5)

            (G) Addendum to the Management Agreement, adding Internet Tollkeeper Series (6)

            (H)   Management Agreement for The Fund For Life (1)

            (I) Addendum to Management Agreement for all Series except the Fund for Life adding the new series (7)

            (J)   Amendment to Management Agreement dated February 26, 2002 (7)

            (K) Amendment dated May 24, 2002 to October 24, 1997 Management Agreement (17)

            (L) Investment Management Agreement dated August 21, 2003 for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios - filed herein

      (2)   Portfolio Management Agreements

            (A) Portfolio Management Agreement with T. Rowe Price Associates, Inc. (2)

                        (i) Schedule pages to Portfolio Management Agreement with T. Rowe Price Associates, Inc. (1)

                        (ii) Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

                        (iii) Form of Second Amendment dated September 1, 2003
                              to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. - filed herein

            (B) Portfolio Management Agreement with ING Investment Management LLC, formerly Equitable Investment Services, Inc. (2)

            (C) Portfolio Management Agreement with Eagle Asset Management, Inc. (2)

                        (i) Form of First Amendment dated September 2, 2003 to Portfolio Manager Agreement with Eagle Asset Management, Inc. - filed herein

            (D) Portfolio Management Agreement with Massachusetts Financial Services Company dated August 10, 1998 - filed herein

                        (i) Amendment to Portfolio Management Agreement with Massachusetts Financial Services Company (11)

                        (ii) Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Massachusetts Financial Services Company - filed herein

            (E) Portfolio Management Agreement with Baring International Investment Limited (1)

                        (i) Addendum to the Baring International Investment Limited Portfolio Management Agreement (9)

                        (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Baring International Investment Limited - filed herein

            (F) Portfolio Management Agreement with A I M Capital Management, Inc. (1)

                        (i) Addendum to the AIM Capital Management, Inc. Portfolio Management Agreement (9)

                        (ii) Amendment #2 dated April 14, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. - filed herein

                        (iii) Form of Third Amendment dated July 1, 2003 to
                              Sub-advisory Agreement with AIM Capital
                              Management, Inc. - filed herein

                        (iv) Form of Fourth Amendment dated September 1, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. - filed herein

            (G)   Portfolio Management Agreement with Janus Capital Corporation
                  (1)

            (H) Portfolio Management Agreement with Alliance Capital Management L.P. (1)

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance Capital Management, L.P. - filed herein

            (I) Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. dated February 1, 2000 - filed herein

                        (i) Amendment to Portfolio Management Agreement with Salomon Brothers Management, Inc. (11)

                        (ii) Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Salomon Brothers Management, Inc.*

            (J) Portfolio Management Agreement with Capital Guardian Trust Company (9)

                        (i) Addendum to the Portfolio Management Agreement with Capital Guardian Trust Company (9)

                        (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Capital Guardian Trust Company - filed herein

            (K) Portfolio Management Agreement with Fidelity Management & Research Company dated October 2, 2000 (18)

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fidelity Management & Research Company - filed herein

                        (ii) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. dated October 2, 2000 (18)

            (L) Portfolio Management Agreement with Goldman Sachs & Company dated May 1, 2001 (18)

                        (i) Assumption Agreement between Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P. dated June 10, 2003 (18)

                        (ii) Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company - filed herein

                        (iii) Form of Second Amendment dated September 1, 2003
                              to Portfolio Management Agreement with Goldman Sachs & Company - filed herein

            (M) Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001 (18)

            (N) Portfolio Management Agreement with Morgan Stanley Investment Management Inc. dated May 1, 2002 (18)

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Morgan Stanley Investment Management, Inc. - filed herein

            (O) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 (18)

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. - filed herein

                        (ii) Assumption Agreement dated [ ] to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc.*

            (P) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (London) Limited dated May 1, 2002 (18)

            (Q) Portfolio Management Agreement with Janus Capital Management LLC (18)

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement between Janus Capital Management LLC - filed herein

            (R) Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. dated May 1, 2003 - filed herein

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. - filed herein

            (S) Portfolio Management Agreement with Marsico Capital Management, LLC dated December 13, 2002 (17)

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Marsico Capital Management - filed herein

            (T) Sub-Advisory Agreement with Julius Baer dated September 2, 2003 (19)

            (U) Sub-Advisory Agreement with Aeltus Investment Management, Inc. dated August 1, 2003 (19)

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus Investment Management, Inc. - filed herein

            (V) Portfolio Management Agreement with Jennison Associates, LLC dated July 31, 2002 - filed herein

                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement between Jennison Associates, LLC - filed herein


            (W) Portfolio Management Agreement with Fund Asset Management, L.P. dated May 1, 2002 - filed herein


                        (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund Asset Management, L.P. - filed herein

            (X) Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001 - filed herein

                        (i) Amended Schedule A to Portfolio Management Agreement with Pacific Investment Management Company, LLC - filed herein

                        (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Pacific Investment Management Company, LLC - filed herein

      (3)   (A)   Administrative Services Agreement for The Fund For Life (1)

            (B) Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC dated January 2, 2003 (18)

            (C) Administrative and Shareholder Service Agreement dated March 31, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company (12)

            (D) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company (13)

            (E) Administration Agreement dated August 21, 2003 between ING Investors Trust and ING Funds Services, LLC for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios - filed herein

(e)   (1)   Amended and Restated Distribution Agreement dated June 14, 1996, as
            Amended and Restated February 26, 2002 (17)

      (2) Amended Schedule A Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement (18)

      (3) Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. for the ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios - filed herein

            (A) Form of Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 -- filed herein

(f)   Not Applicable

(g)   (1)   Custody Agreement with The Bank of New York dated January 6, 2003
            (19)

            (i) Amended Exhibit A to Custody Agreement dated January 6, 2003 - filed herein

      (2) Foreign Custody Manager Agreement dated January 6, 2003 - filed herein

            (i) Amended Exhibit A to Custody Agreement dated January 6, 2003 - filed herein

(h)   (1)   (A)   Shareholder Servicing Agreement (7)

            (B)   Form of Third Party Brokerage Agreement with Merrill Lynch (7)

            (C) Securities Lending and Guaranty Agreement with The Bank of New York (7)

      (2)   (A)   Organizational Agreement for Golden American Life Insurance
                  Company (1)

            (B)   Assignment Agreement for Organizational Agreement (1)

            (C) Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

            (D)   Assignment Agreement for Organizational Agreement (1)

            (E) Addendum to Organizational Agreement adding Market Manager Series and Value Equity Series (2)

            (F) Addendum to the Organizational Agreement adding the Strategic Equity Series (1)

            (G) Addendum to the organizational Agreement adding the Small Cap Series (14)

            (H) Addendum to the Organizational Agreement adding Managed Global Series (15)

            (I) Addendum to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

            (J) Addendum to the Organizational Agreement adding International Equity Series and the Large Cap Value Series dated February 16, 1999 (9)

            (K) Addendum to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series dated June 15, 1999 (9)

            (L) Addendum to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series dated May 18, 2000 (4)

            (M) Addendum to the Organizational Agreement adding International Equity Series (5)

            (N) Addendum to the Organizational Agreement adding Internet Tollkeeper Series (6)

            (O) Addendum to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

      (3)   (A)   Settlement Agreement for Golden American Life Insurance
                  Company (1)

            (B)   Assignment Agreement for Settlement Agreement (2)

            (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

            (D)   Assignment Agreement for Settlement Agreement (1)

      (4)   Indemnification Agreement (1)

      (5)   (A)   Participation Agreement dated April 30, 2003 among ING Life
                  Insurance and Annuity Company, The GCG Trust (renamed ING
                  Investors Trust effective May 1, 2003) and Directed Services,
                  Inc. (18)

            (B) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

            (C) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

            (D) Form of Participation Agreement dated _____, 2003 among Golden American Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

            (E) Form of Participation Agreement dated ______, 2003 among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

            (F) Form of Participation Agreement dated ______, 2003 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

            (G) Form of Participation Agreement dated ____, 2003 among Southland Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), effective May 1, 2003) and Directed Services, Inc. (17)

            (H) Form of Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc (18)

            (I) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company.
                  - filed herein

            (J) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company*

                        (i) Form of Assignment of and Amendment #1 to the Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services Inc., and Security Equity Life Insurance Company - filed herein

      (6)   (A)   Agency Agreement dated November 30, 2000 between the Funds and
                  DST Systems, Inc. regarding ING American Funds Growth, ING
                  American Funds International and ING American Funds
                  Growth-Income Portfolios - filed herein

                        (i)   Amended and Restated Exhibit A to Agency Agreement
                              - filed herein

      (1) Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth - Income and ING American Funds International Portfolios (19)

      (2) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered - filed herein

(j)   Consent of KPMG, LLP - filed herein

(k)   Not Applicable

(1)   Initial Capital Agreement (1)

(m)   (1)   Rule 12b-1 Distribution Plan dated February 26, 2002 Pursuant to
            Rule 12b-1 (7)

                        (i)   Reduction in fee letter dated January 1, 2003 (18)

                        (ii) Form of Reduction in fee letter dated August 21, 2003 - filed herein

      (2) Shareholder Service and Distribution Plan for Class R shares dated May 29, 2003 (18)

      (3) ING Investors Trust Rule 12b-1 Distribution Plan for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth - Income Portfolio dated September 2, 2003 - filed herein

      (4) Form of ING Investors Trust Distribution Plan dated [ ] for ING PIMCO High Yield & ING Stock Index Portfolios - filed herein

(n)   (1)   Multiple Class Plan Pursuant to Rule 18f-3 ("18f-3 Plan")  (7)

      (2) Amended Multiple Class Plan Pursuant to Rule 18f-3 dated May 29, 2003 (18)

(o)   Not Applicable

(p)   Codes of Ethics

      (1)   A I M Capital Management, Inc. Code of Ethics (17)

      (2)   The GCG Trust Code of Ethics (4)

      (3)   Fidelity Management & Research Company Code of Ethics - filed herein

      (4)   Janus Capital Corporation Code of Ethics - filed herein

      (5) ING Funds and Advisers Code of Ethics - including ING Investments, LLC (17)

      (6)   Goldman Sachs & Company Code of Ethics - filed herein

      (7)   Pacific Investment Management Company Code of Ethics (10)

      (8)   Baring International Investment Limited Code of Ethics (11)

      (9)   T. Rowe Price Associates, Inc. Code of Ethics - filed herein

      (10)  Alliance Capital Management L.P. Code of Ethics - filed herein

      (11) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (7)

      (12)  Marsico Capital Management, LLC Code of Ethics (16)

      (13)  Capital Guardian Trust Company Code of Ethics (17)

      (14)  Eagle Asset Management, Inc. Code of Ethics (17)

      (15)  ING Investment Management LLC Code of Ethics (17)

                  (A)   Amendment dated [ ] to Code of Ethics*

      (16)  Massachusetts Financial Services Company Code of Ethics (17)

      (17)  Salomon Brothers Asset Management, Inc. Code of Ethics (17)

      (18)  UBS Global Asset Management (Americas) Inc. Code of Ethics (17)

      (19)  American Funds Insurance Series Code of Ethics - filed herein

      (20)  Aeltus Investment Management, Inc. Code of Ethics - filed herein

      (21)  Morgan Stanley Investment Management Inc. Code of Ethics*

(q)   (1)   Powers of Attorney (16)

      (2)   Powers of Attorney (17)

----------

      *     To be filed by amendment.

      (1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (3) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

      (4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

      (5) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

      (6) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

      (7) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

      (8) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

      (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

      (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

      (11) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

      (12) Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

      (13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

      (14) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

      (15) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

      (16) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

      (17) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

      (18) Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

      (19) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

Item 24.    Persons Controlled by or Under Control with Registrant.

      ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. As of October 31, 2003 Golden American Life Insurance Company ("Golden"), and its affiliates, owned more than 25% of the Trust's outstanding voting securities, through direct ownership or through a separate account.

      Golden and its insurance company affiliates are indirect wholly owned subsidiaries of ING Groep N.V.

      A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.    Indemnification.

      Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

      Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct. The Trust has a management agreement with Directed Services Inc. ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.    Business and Other Connections of Investment Adviser.

      Information as to the directors and officers of Directed Services, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-32675) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Sub-adviser                                                    File Number
-----------                                                    -----------
Aeltus Investment Management, Inc.                             801-9046
A I M Capital Management, Inc.                                 801-15211
Alliance Capital Management L.P.                               801-56720
Capital Guardian Trust Company                                 801-60145
Baring International Investment Limited                        801-15160
Eagle Asset Management, Inc.                                   801-21343
Fidelity Management & Research Company                         801-07884
Goldman Sachs Asset Management L.P.                            801-16048
Janus Capital Management LLC                                   801-13991
Jennison Associates LLC                                        801-05608
J.P. Morgan Investment Management Inc.                         801-21011
Julius Baer Investment Management, Inc.                        801-18766
Marsico Capital Management, LLC                                801-54914
Massachusetts Financial Services Company                       801-17352
Mercury Advisors                                               801-12485
Pacific Investment Management                                  801-48187
Salomon Brothers Asset Management, Inc.                        801-32046
T. Rowe Price Associates, Inc.                                 801-00856
UBS Global Asset Management (Americas) Inc.                    801-34910
Van Kampen                                                     801-15757

Item 27.    Principal Underwriters.

            (a) Directed Services, Inc. serves as Distributor of Shares of ING Investors Trust.

            (b) Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

            (c)   Not Applicable (Underwriter Receives No Compensation)

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of
            (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-adviser, (g) Sub-administrator. The address of each is as follows:

            (a)   ING Investors Trust
                  7337 East Doubletree Ranch Road
                  Scottsdale, AZ 85258

            (b)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

                  ING Investments, LLC
                  7337 East Doubletree Ranch Road
                  Scottsdale, AZ 85258 (for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios only)

            (c)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

            (d)   Bank of New York
                  One Wall Street
                  New York, NY 10286

            (e)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

                  DST Systems, Inc.
                  P.O. Box 419368
                  Kansas City, MO 64141 (for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios only)

            (f)   A I M Capital Management, Inc.
                  11 Greenway Plaza, STE 100
                  Houston, TX 77046

                  Alliance Capital Management L.P.
                  1345 Avenue of the Americas
                  New York, NY 10105

                  Capital Guardian Trust Company
                  333 South Hope Street
                  Los Angeles, CA 90071

                  Baring International Investment Limited
                  155 Bishopsgate
                  London, England

                  Eagle Asset Management, Inc.
                  880 Carillon Parkway
                  St. Petersburg, FL 33716

                  Fidelity Management & Research Company
                  82 Devonshire Street
                  Boston, MA 02109

                  Goldman Sachs Asset Management L.P.
                  85 Broad Street
                  New York, NY 10004

                  ING Investment Management LLC
                  5780 Powers Ferry Road, N.W., Suite 300
                  Atlanta, GA 30327

                  Janus Capital Management LLC
                  100 Fillmore Street
                  Denver, CO 80206

                  Jennison Associates LLC
                  466 Lexington Avenue
                  New York, NY 10017

                  J.P. Morgan Investment Management Inc.
                  522 Fifth Avenue
                  New York, NY 10036

                  JP Morgan Fleming Asset Management (London) Limited 20 Finsbury Street
                  London, England EC2Y9AQ

                  Marsico Capital Management, LLC
                  1200 Seventeenth Street, Suite 1300
                  Denver, CO 80202

                  Massachusetts Financial Services Company
                  500 Boylston Street
                  Boston, MA 02116

                  Mercury Advisors
                  800 Scudder Mill Road
                  Plainsboro, NJ 08536

                  Pacific Investment Management Company
                  840 Newport Center Drive, Suite 300
                  Newport Beach, CA 92660

                  Salomon Brothers Asset Management, Inc.
                  399 Park Avenue
                  New York, NY 10022

                  T. Rowe Price Associates, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

                  UBS Global Asset Management (Americas), Inc.
                  One North Wacker Drive
                  Chicago, IL 60606

                  Van Kampen
                  1221 Avenue of the Americas
                  New York, NY 10020

            (g)   ING Funds Services, LLC
                  7337 East Doubletree Ranch Road
                  Scottsdale, AZ 85258

Item 29.    Management Services.

            There are no management-related service contracts not discussed in Part A or Part B.

Item 30.    Undertakings

            Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, ING Investors Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A (File No. 33-23512) under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Scottsdale, and the State of Arizona, on the 4th day of November, 2003.

                                                    ING INVESTORS TRUST


                                                    /s/ Kimberly A. Anderson
                                                    ------------------------
                                                    Kimberly A. Anderson
                                                    Vice President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

          SIGNATURE                                    TITLE                                  DATE
          ---------                                    -----                                  ----

        John G. Turner*                    Trustee and Chairman       )
------------------------------
        John G. Turner                                                )
                                                                      )

                                           President and Chief        )
      James M. Hennessy*                   Executive Officer          )
------------------------------
      James M. Hennessy                                               )

                                           Executive Vice President   )
                                           and Principal Financial    )
      Michael J. Roland*                   Officer                    )
------------------------------
      Michael J. Roland                                               )

                                                                      )              November 4, 2003
      Paul S. Doherty*                     Trustee                    )
------------------------------
      Paul S. Doherty                                                 )

                                                                      )
      J. Michael Earley**                  Trustee                    )
------------------------------
      J. Michael Earley                                               )

                                                                      )
    R. Barbara Gitenstein*                 Trustee                    )
------------------------------
    R. Barbara Gitenstein                                             )

                                                                      )
      Walter H. May, Jr. *                 Trustee                    )
------------------------------
      Walter H. May, Jr.                                              )

                                                                      )
     Thomas J. McInerney**                 Trustee                    )
------------------------------
     Thomas J. McInerney                                              )

                                                                      )
         Jock Patton*                      Trustee                    )
------------------------------
         Jock Patton                                                  )

                                                                      )
      David W.C. Putnam**                  Trustee                    )
------------------------------
      David W.C. Putnam                                               )

                                                                      )
        Blaine E. Rieke*                   Trustee                    )
------------------------------
        Blaine E. Rieke                                               )
                                                                      )

       Roger B. Vincent*                   Trustee                    )
------------------------------
       Roger B. Vincent                                               )
                                                                      )

     Richard A. Wedemeyer*                 Trustee                    )
------------------------------
     Richard A. Wedemeyer                                             )


*By: /s/ Kimberly A. Anderson
     ------------------------
     Kimberly A. Anderson
     as Attorney-in-Fact**

** Pursuant to powers of attorney for John G. Turner, James M. Hennessy, Michael
J. Roland, Paul S. Doherty, R. Barbara Gitenstein, Walter H. May, Jr., Jock Patton, Blaine E. Reike, Roger B. Vincent and Richard A. Wedemeyer dated February 6, 2003 and filed with the Securities and Exchange Commission on February 10, 2003, and pursuant to powers of attorney for J. Michael Earley, Thomas J. McInerney and David W.C. Putnum dated February 6, 2003 and incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

                                  EXHIBIT INDEX


Exhibit Number          Exhibit
--------------          -------
   (a)(6)           Amendment #5 dated August 25, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February
                    26, 2002

   (a)(7)           Amendment #6 dated September 2, 2003 to the Amended and Restated Agreement and Declaration of Trust dated
                    February 26, 2003

   (a)(8)           Amendment #7 dated September 2, 2003 to the Amended and Restated Agreement and Declaration of Trust dated
                    February 26, 2003

 (d)(1)(L)          Investment Management Agreement dated August 21, 2003 for ING American Funds, ING American Funds International,
                    and ING American Funds Growth-Income Portfolios

(d)(2)(A)(iii)      Form of Second Amendment dated September 1, 2003 to Portfolio Manager Agreement with T. Rowe Price Associates,
                    Inc.

 (d)(2)(C)(i)       Form of First Amendment dated September 2, 2003 to Portfolio Manager Agreement with Eagle Asset Management, Inc.

   (d)(2)(D)        Portfolio Management Agreement with Massachusetts Financial Services Company dated August 10, 1998

 (d)(2)(D)(ii)      Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Massachusetts Financial
                    Services Company

 (d)(2)(E)(ii)      Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Baring International
                    Investment Limited

 (d)(2)(F)(ii)      Amendment #2 dated April 14, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc

(d)(2)(F)(iii)      Form of Third Amendment dated July 1, 2003 to Sub-advisory Agreement with AIM Capital Management, Inc.

 (d)(2)(F)(iv)      Form of Fourth Amendment dated September 1, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc.

 (d)(2)(H)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance Capital
                    Management, L.P.

  (d)(2)(I)         Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. dated February 1, 2000

 (d)(2)(J)(ii)      Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Capital Guardian Trust
                    Company

 (d)(2)(K)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fidelity Management &
                    Research Company

 (d)(2)(L)(ii)      Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company

(d)(2)(L)(iii)      Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company

 (d)(2)(N)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Morgan Stanley Investment
                    Management, Inc.

 (d)(2)(O)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset
                    Management (USA), Inc.

 (d)(2)(Q)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement between Janus Capital
                    Management LLC

  (d)(2)(R)         Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. dated May 1, 2003

 (d)(2)(R)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with UBS Global Asset
                    Management (Americas) Inc.

 (d)(2)(S)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Marsico Capital
                    Management

 (d)(2)(U)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus Investment
                    Management, Inc.

  (d)(2)(V)         Portfolio Management Agreement with Jennison Associates, LLC dated July 31, 2002

 (d)(2)(V)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement

  (d)(2)(W)         Portfolio Management Agreement with Fund Asset Management, L.P. dated May 1, 2002 between Jennison Associates, LLC

 (d)(2)(W)(i)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund Asset Management,
                    L.P.

  (d)(2)(X)         Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001

(d)(2)(X)(i)        Amended Schedule A and Amended Schedule B to Portfolio Management Agreement with Pacific Investment
                    Management Company, LLC

(d)(2)(X)(ii)       Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Pacific Investment
                    Management Company, LLC

  (d)(3)(E)         Administration Agreement dated August 21, 2003 between ING Investors Trust and ING Funds Services, LLC for ING
                    American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios

   (e)(3)           Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. for the ING
                    American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios

  (e)(3)(A)         Form of Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003

  (g)(1)(i)         Amended Exhibit A to Custody Agreement dated January 6, 2003

   (g)(2)           Foreign Custody Manager Agreement dated January 6, 2003

  (g)(2)(i)         Amended Exhibit A to Custody Agreement dated January 6, 2003

  (h)(5)(I)         Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company,
                    Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc.,
                    American Funds Insurance Series, and Capital Research and Management Company.

 (h)(5)(J)(i)       Form of Assignment of and Amendment #1 to the Participation Agreement among ING Investors Trust (formerly, The
                    GCG Trust), Directed Services Inc., and Security Equity Life Insurance Company

  (h)(6)(A)         Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc.

 (h)(6)(A)(i)       Amended and Restated Exhibit A to Agency Agreement

     (i)(2)         Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered

     (j)            Consent of KPMG, LLP

  (m)(1)(ii)        Form of Reduction in fee letter dated August 21, 2003

   (m)(3)           ING Investors Trust Rule 12b-1 Distribution Plan for ING American Fund Growth Portfolio, ING American Funds
                    International Portfolio and ING American Funds Growth - Income Portfolio dated September 2, 2003

   (m)(4)           Form of ING Investors Trust Distribution Plan dated [ ] for ING PIMCO High Yield & ING Stock Index Portfolios

   (p)(3)           Fidelity Management & Research Company Code of Ethics dated January 1, 2003

   (p)(4)           Janus Capital Corporation Code of Ethics Revised March 14, 2003

   (p)(6)           Goldman Sachs & Company Code of Ethics Revised April 23, 2003

   (p)(9)           T. Rowe Price Associates, Inc. Code of Ethics dated April 1, 2002

   (p)(10)          Alliance Capital Management L.P. Code of Ethics dated June 2003

   (p)(19)          American Funds Insurance Series Code of Ethics

   (p)(20)          Aeltus Investment Management, Inc. Code of Ethics dated September 3, 2002